UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Lifetime Asset Allocation Portfolios

(Classes T, T1 and L)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolios. Such offering is made only by the prospectus of the Portfolios, which includes details as to offering price and other information.

Maxim Lifetime 2015 Portfolio I

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	53.54%
Cash or Cash Equivalents	1.66%
Fixed Interest Contract	4.31%
International Equity	8.70%
Large-Cap Equity	13.49%
Mid-Cap Equity	5.80%
Real Estate Equity	6.55%
Short-Term Bond	2.65%
Small-Cap Equity	3.30%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/1/12)	(6/29/12)	(1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,052.60	$2.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.43	$2.33

Class T1
Actual	$1,000.00	$1,052.00	$2.87

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.93	$2.83

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.47% for the Class T shares and 0.57% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2015 Portfolio II

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	44.26%
Cash or Cash Equivalents	1.37%
Fixed Interest Contract	3.56%
International Equity	11.54%
Large-Cap Equity	18.26%
Mid-Cap Equity	7.86%
Real Estate Equity	6.48%
Short-Term Bond	2.20%
Small-Cap Equity	4.47%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/1/12)	(6/29/12)	(1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,056.90	$2.47

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.33	$2.43

Class T1
Actual	$1,000.00	$1,056.40	$2.98

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.83	$2.93

Class L
Actual	$1,000.00	$1,055.00	$3.70

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.64

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.48% for the Class T shares, 0.58% for the Class T1 shares and 0.73% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2015 Portfolio III

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	34.55%
Cash or Cash Equivalents	1.07%
Fixed Interest Contract	2.79%
International Equity	14.48%
Large-Cap Equity	23.23%
Mid-Cap Equity	9.99%
Real Estate Equity	6.51%
Short-Term Bond	1.71%
Small-Cap Equity	5.67%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/1/12)	(6/29/12)	(1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,061.20	$2.47

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.33	$2.43

Class T1
Actual	$1,000.00	$1,060.40	$2.99

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.83	$2.93

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.48% for the Class T shares and 0.58% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio I

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	42.77%
Cash or Cash Equivalents	0.75%
Fixed Interest Contract	1.96%
International Equity	14.51%
Large-Cap Equity	19.04%
Mid-Cap Equity	8.19%
Real Estate Equity	5.96%
Short-Term Bond	1.20%
Small-Cap Equity	5.62%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/1/12)	(6/29/12)	(1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,058.00	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.23	$2.53

Class T1
Actual	$1,000.00	$1,057.60	$3.09

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.73	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.50% for the Class T shares and 0.60% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio II

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	29.57%
Cash or Cash Equivalents	0.53%
Fixed Interest Contract	1.35%
International Equity	18.74%
Large-Cap Equity	24.94%
Mid-Cap Equity	10.76%
Real Estate Equity	5.91%
Short-Term Bond	0.83%
Small-Cap Equity	7.37%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,062.80	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class T1
Actual	$1,000.00	$1,062.60	$3.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.63	$3.13

Class L
Actual	$1,000.00	$1,062.10	$3.92

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.93	$3.84

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.52% for the Class T shares, 0.62% for the Class T1 shares and 0.77% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio III

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	17.93%
Cash or Cash Equivalents	0.32%
Fixed Interest Contract	0.83%

International Equity	22.46%
Large-Cap Equity	30.14%
Mid-Cap Equity	12.98%
Real Estate Equity	5.91%
Short-Term Bond	0.51%
Small-Cap Equity	8.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,067.50	$2.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.23	$2.53

Class T1
Actual	$1,000.00	$1,067.50	$3.10

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.73	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.50% for the Class T shares and the 0.60% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio I

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	24.80%
Cash or Cash Equivalents	0.17%
Fixed Interest Contract	0.42%
International Equity	23.17%
Large-Cap Equity	25.79%
Mid-Cap Equity	11.06%
Real Estate Equity	5.35%
Short-Term Bond	0.26%
Small-Cap Equity	8.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,065.20	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class T1
Actual	$1,000.00	$1,064.70	$3.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.63	$3.13

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.53% for the Class T shares and 0.63% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio II

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	13.41%
Cash or Cash Equivalents	0.09%
Fixed Interest Contract	0.23%
International Equity	27.05%
Large-Cap Equity	30.21%
Mid-Cap Equity	13.01%
Real Estate Equity	5.33%
Short-Term Bond	0.14%
Small-Cap Equity	10.53%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,069.00	$2.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.03	$2.73

Class T1
Actual	$1,000.00	$1,068.70	$3.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.23

Class L
Actual	$1,000.00	$1,067.60	$4.03

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.83	$3.94

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.54% for the Class T shares, 0.64% for the Class T1 shares and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio III

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	6.60%
Cash or Cash Equivalents	0.04%
Fixed Interest Contract	0.11%
International Equity	29.29%
Large-Cap Equity	32.93%
Mid-Cap Equity	14.13%
Real Estate Equity	5.34%
Short-Term Bond	0.07%
Small-Cap Equity	11.49%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/11-6/29/12)
Class T
Actual	$1,000.00	$1,071.70	$2.69

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class T1
Actual	$1,000.00	$1,070.20	$3.21

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.63	$3.13

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.52% for the Class T shares and 0.62% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio I

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	16.37%
International Equity	29.01%
Large-Cap Equity	27.16%
Mid-Cap Equity	11.65%
Real Estate Equity	4.81%
Small-Cap Equity	11.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,066.40	$2.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.03	$2.73

Class T1
Actual	$1,000.00	$1,066.00	$3.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.23

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.55% for the Class T shares and 0.65% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio II

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	8.64%
International Equity	31.79%
Large-Cap Equity	29.85%
Mid-Cap Equity	12.83%
Real Estate Equity	4.79%
Small-Cap Equity	12.10%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,069.20	$2.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.03	$2.73

Class T1
Actual	$1,000.00	$1,068.60	$3.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.23

Class L
Actual	$1,000.00	$1,068.40	$4.14

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.73	$4.04

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.55% for the Class T shares, 0.65% for the Class T1 shares and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio III

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	5.07%
International Equity	33.05%
Large-Cap Equity	31.08%
Mid-Cap Equity	13.36%
Real Estate Equity	4.81%
Small-Cap Equity	12.63%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,070.70	$2.69

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class T1
Actual	$1,000.00	$1,069.50	$3.21

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.63	$3.13

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.52% for the Class T shares and 0.62% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio I

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	14.93%
International Equity	32.38%
Large-Cap Equity	25.53%
Mid-Cap Equity	10.96%
Real Estate Equity	4.28%
Small-Cap Equity	11.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,065.70	$2.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.03	$2.73

Class T1
Actual	$1,000.00	$1,066.10	$3.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.23

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.55% for the Class T shares and 0.65% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio II

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	7.98%
International Equity	35.02%
Large-Cap Equity	27.88%
Mid-Cap Equity	11.93%
Real Estate Equity	4.26%
Small-Cap Equity	12.93%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,068.50	$2.90

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.93	$2.83

Class T1
Actual	$1,000.00	$1,067.50	$3.41

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.43	$3.34

Class L
Actual	$1,000.00	$1,065.80	$4.13

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.73	$4.04

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.56% for the Class T shares, 0.66% for the Class T1 shares and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio III

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	4.98%
International Equity	36.26%
Large-Cap Equity	28.78%
Mid-Cap Equity	12.35%
Real Estate Equity	4.26%
Small-Cap Equity	13.37%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class T
Actual	$1,000.00	$1,069.10	$2.79

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.03	$2.73

Class T1

Actual	$1,000.00	$1,068.70	$3.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.23

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.54% for the Class T shares and 0.64% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,391,089	American Century Inflation Adjusted Bond A	$18,265,002
1,574,194	Maxim Bond Index Portfolio Initial Class(a)	21,991,496
2,014,592	Maxim Federated Bond Portfolio Initial Class(a)	22,019,486
698,296	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	5,586,372
400,782	Maxim Short Duration Bond Portfolio Initial Class(a)	4,176,149
575,147	Maxim Templeton Global Bond Portfolio Initial Class(a)	5,440,890
559,029	Metropolitan West High Yield Bond Fund	5,618,240
860,670	Oppenheimer International Bond Fund A	5,422,218

TOTAL BOND MUTUAL FUNDS — 56.20% (Cost $87,276,267)		$88,519,853

EQUITY MUTUAL FUNDS
30,025	Allianz NFJ Small Cap Value Fund A	848,511
112,786	Cohen & Steers International Realty Fund Inc	1,117,710
41,425	Goldman Sachs Mid Cap Value Fund A	1,485,072
25,423	Harbor International Fund Investor	1,401,295
39,665	Invesco Developing Markets Fund	1,210,982
103,147	Invesco Global Real Estate Fund	1,113,991
42,517	Invesco International Growth Fund I	1,137,760
43,498	Invesco Van Kampen Small Cap Growth Fund A	448,466
70,886	Janus Perkins Mid Cap Value Fund S	1,481,521
270,362	Maxim American Century Growth Portfolio Initial Class(a)	2,925,318
590,054	Maxim International Index Portfolio Initial Class(a)	5,068,559
134,092	Maxim Invesco ADR Portfolio Initial Class(a)	1,397,238
286,031	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,379,777
40,049	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	849,034
112,007	Maxim MFS International Growth Portfolio Initial Class(a)	1,143,591

Shares			Value

Equity Mutual Funds — (continued)
285,415	Maxim Putnam Equity Income Portfolio Initial Class(a)	$	2,925,507
863,223	Maxim S&P 500® Index Portfolio Initial Class(a)		10,626,275
445,570	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		4,580,463
278,082	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)		2,602,848
157,002	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		2,394,286
45,560	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		795,478
187,315	Nuveen Real Estate Securities Fund		4,036,636
38,668	Oppenheimer Developing Markets Fund A		1,224,239
58,655	Sentinel Small Company Fund A		446,366
191,843	T. Rowe Price Real Estate Fund		4,057,469
45,801	Third Avenue Real Estate Value Fund		1,105,170
41,107	Wells Fargo Advantage Common Stock Fund A		804,461

TOTAL EQUITY MUTUAL FUNDS — 37.84% (Cost $58,207,896)		$	59,608,023

MONEY MARKET FUND
2,617,132	Maxim Money Market Portfolio(a)		2,617,132

TOTAL MONEY MARKET FUND — 1.66% (Cost $2,617,132)		$	2,617,132

Account Balance

FIXED INTEREST CONTRACT
6,793,330(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		6,793,330

TOTAL FIXED INTEREST CONTRACT — 4.31% (Cost $6,793,330)		$	6,793,330

TOTAL INVESTMENTS — 100.01% (Cost $154,894,625)		$	157,538,338

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(22,811)

TOTAL NET ASSETS — 100.00%		$	157,515,527

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,927,119	American Century Inflation Adjusted Bond A	$51,563,067
4,453,675	Maxim Bond Index Portfolio Initial Class(a)	62,217,833
5,700,658	Maxim Federated Bond Portfolio Initial Class (a)	62,308,196
1,974,221	Maxim Putnam High Yield Bond Portfolio Initial Class (a)	15,793,768
1,136,470	Maxim Short Duration Bond Portfolio Initial Class(a)	11,842,017
1,620,420	Maxim Templeton Global Bond Portfolio Initial Class(a)	15,329,174
1,579,960	Metropolitan West High Yield Bond Fund	15,878,603
2,427,337	Oppenheimer International Bond Fund A	15,292,220

TOTAL BOND MUTUAL FUNDS — 46.46% (Cost $246,574,321)		$250,224,878

EQUITY MUTUAL FUNDS
138,527	Allianz NFJ Small Cap Value Fund A	3,914,774
381,782	Cohen & Steers International Realty Fund Inc	3,783,459
192,405	Goldman Sachs Mid Cap Value Fund A	6,897,713
117,434	Harbor International Fund Investor	6,472,987
184,309	Invesco Developing Markets Fund	5,626,941
349,033	Invesco Global Real Estate Fund	3,769,555
197,492	Invesco International Growth Fund I	5,284,889
206,539	Invesco Van Kampen Small Cap Growth Fund A	2,129,414
329,027	Janus Perkins Mid Cap Value Fund S	6,876,654
1,249,558	Maxim American Century Growth Portfolio Initial Class (a)	13,520,217
2,737,163	Maxim International Index Portfolio Initial Class (a)	23,512,234
619,346	Maxim Invesco ADR Portfolio Initial Class(a)	6,453,581
1,317,600	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	10,962,431
184,893	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	3,919,737
521,330	Maxim MFS International Growth Portfolio Initial Class(a)	5,322,776

Shares		Value

Equity Mutual Funds — (continued)
1,319,754	Maxim Putnam Equity Income Portfolio Initial Class(a)	$13,527,475
4,001,664	Maxim S&P 500® Index Portfolio Initial Class(a)	49,260,484
2,059,703	Maxim S&P MidCap 400® Index Portfolio Initial Class (a)	21,173,752
1,283,541	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	12,013,948
726,289	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	11,075,907
210,928	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,682,808
633,710	Nuveen Real Estate Securities Fund	13,656,459
179,995	Oppenheimer Developing Markets Fund A	5,698,628
278,487	Sentinel Small Company Fund A	2,119,288
649,511	T. Rowe Price Real Estate Fund	13,737,164
155,586	Third Avenue Real Estate Value Fund	3,754,283
189,855	Wells Fargo Advantage Common Stock Fund A	3,715,471

TOTAL EQUITY MUTUAL FUNDS — 48.62% (Cost $256,382,392)		$261,863,029

MONEY MARKET FUND
7,358,126	Maxim Money Market Portfolio(a)	7,358,126

TOTAL MONEY MARKET FUND — 1.37% (Cost $7,358,126)		$7,358,126

Account Balance

FIXED INTEREST CONTRACT
19,199,784(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	19,199,784

TOTAL FIXED INTEREST CONTRACT — 3.57% (Cost $19,199,784)		$19,199,784

TOTAL INVESTMENTS — 100.02% (Cost $529,514,623)		$538,645,817

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(82,657)

TOTAL NET ASSETS — 100.00%		$538,563,160

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
136,234	American Century Inflation Adjusted Bond A	$1,788,753
154,533	Maxim Bond Index Portfolio Initial Class(a)	2,158,819
197,618	Maxim Federated Bond Portfolio Initial Class(a)	2,159,966
68,620	Maxim Putnam High Yield Bond Portfolio Initial Class (a)	548,956
39,267	Maxim Short Duration Bond Portfolio Initial Class(a)	409,160
56,413	Maxim Templeton Global Bond Portfolio Initial Class(a)	533,669
54,924	Metropolitan West High Yield Bond Fund	551,990
84,382	Oppenheimer International Bond Fund A	531,609

TOTAL BOND MUTUAL FUNDS — 36.26% (Cost $8,618,507)		$8,682,922

EQUITY MUTUAL FUNDS
7,784	Allianz NFJ Small Cap Value Fund A	219,981
17,043	Cohen & Steers International Realty Fund Inc	168,892
10,810	Goldman Sachs Mid Cap Value Fund A	387,534
6,641	Harbor International Fund Investor	366,052
10,471	Invesco Developing Markets Fund	319,668
15,588	Invesco Global Real Estate Fund	168,347
11,116	Invesco International Growth Fund I	297,454
11,477	Invesco Van Kampen Small Cap Growth Fund A	118,328
18,526	Janus Perkins Mid Cap Value Fund S	387,187
70,666	Maxim American Century Growth Portfolio Initial Class(a)	764,605
154,768	Maxim International Index Portfolio Initial Class(a)	1,329,456
35,087	Maxim Invesco ADR Portfolio Initial Class(a)	365,609
74,977	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	623,812
10,367	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	219,783
29,225	Maxim MFS International Growth Portfolio Initial Class(a)	298,392

Shares			Value

Equity Mutual Funds — (continued)
74,705	Maxim Putnam Equity Income Portfolio Initial Class(a)	$	765,724
225,902	Maxim S&P 500® Index Portfolio Initial Class(a)		2,780,853
116,596	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		1,198,603
72,870	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)		682,061
41,234	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		628,827
11,950	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		208,655
28,333	Nuveen Real Estate Securities Fund		610,580
10,202	Oppenheimer Developing Markets Fund A		323,001
15,470	Sentinel Small Company Fund A		117,724
29,001	T. Rowe Price Real Estate Fund		613,376
6,926	Third Avenue Real Estate Value Fund		167,133
10,754	Wells Fargo Advantage Common Stock Fund A		210,465

TOTAL EQUITY MUTUAL FUNDS — 59.90% (Cost $13,952,959)		$	14,342,102

MONEY MARKET FUND
255,324	Maxim Money Market Portfolio(a)		255,324

TOTAL MONEY MARKET FUND — 1.07% (Cost $255,324)		$	255,324

Account Balance

FIXED INTEREST CONTRACT
666,839 (b)	Great-West Life & Annuity Contract(a) 1.70% (c)		666,839

TOTAL FIXED INTEREST CONTRACT — 2.78% (Cost $666,839)		$	666,839

TOTAL INVESTMENTS — 100.01% (Cost $23,493,629)		$	23,947,187

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(2,738)

TOTAL NET ASSETS — 100.00%		$	23,944,449

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
756,075	American Century Inflation Adjusted Bond A	$	9,927,265
1,652,473	Maxim Bond Index Portfolio Initial Class(a)		23,085,041
2,114,897	Maxim Federated Bond Portfolio Initial Class(a)		23,115,823
730,348	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		5,842,785
217,477	Maxim Short Duration Bond Portfolio Initial Class(a)		2,266,108
674,557	Maxim Templeton Global Bond Portfolio Initial Class(a)		6,381,312
584,715	Metropolitan West High Yield Bond Fund		5,876,385
1,008,579	Oppenheimer International Bond Fund A		6,354,051

TOTAL BOND MUTUAL FUNDS — 43.98% (Cost $81,931,528)		$	82,848,770

EQUITY MUTUAL FUNDS
60,619	Allianz NFJ Small Cap Value Fund A		1,713,103
145,886	Cohen & Steers International Realty Fund Inc		1,445,731
69,887	Goldman Sachs Mid Cap Value Fund A		2,505,462
50,388	Harbor International Fund Investor		2,777,398
92,507	Invesco Developing Markets Fund		2,824,250
133,466	Invesco Global Real Estate Fund		1,441,428
84,724	Invesco International Growth Fund I		2,267,221
90,631	Invesco Van Kampen Small Cap Growth Fund A		934,402
119,587	Janus Perkins Mid Cap Value Fund S		2,499,361
456,676	Maxim American Century Growth Portfolio Initial Class(a)		4,941,230
1,176,719	Maxim International Index Portfolio Initial Class(a)		10,108,017
265,877	Maxim Invesco ADR Portfolio Initial Class(a)		2,770,434
483,176	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		4,020,023
80,827	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		1,713,525
223,281	Maxim MFS International Growth Portfolio Initial Class(a)		2,279,704

Shares				Value

Equity Mutual Funds — (continued)
481,585		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	4,936,247
1,456,771		Maxim S&P 500® Index Portfolio Initial Class(a)		17,932,857
751,531		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		7,725,735
565,503		Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)		5,293,113
264,992		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		4,041,133
76,998		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		1,344,388
193,148		Nuveen Real Estate Securities Fund		4,162,339
90,121		Oppenheimer Developing Markets Fund A		2,853,238
122,201		Sentinel Small Company Fund A		929,946
197,965		T. Rowe Price Real Estate Fund		4,186,955
59,279		Third Avenue Real Estate Value Fund		1,430,392
69,296		Wells Fargo Advantage Common Stock Fund A		1,356,123

TOTAL EQUITY MUTUAL FUNDS — 53.32% (Cost $98,598,255)			$	100,433,755

MONEY MARKET FUND
1,411,141		Maxim Money Market Portfolio(a)		1,411,141

TOTAL MONEY MARKET FUND — 0.75% (Cost $1,411,141)			$	1,411,141

Account Balance

FIXED INTEREST CONTRACT
695,746	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		3,695,746

TOTAL FIXED INTEREST CONTRACT — 1.96% (Cost $3,695,746)			$	3,695,746

TOTAL INVESTMENTS — 100.01% (Cost $185,636,670)			$	188,389,412

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(26,663)

TOTAL NET ASSETS — 100.00%			$	188,362,749

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
1,965,303	American Century Inflation Adjusted Bond A	$	25,804,425
4,306,196	Maxim Bond Index Portfolio Initial Class(a)		60,157,559
5,505,438	Maxim Federated Bond Portfolio Initial Class(a)		60,174,439
1,898,921	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		15,191,363
564,374	Maxim Short Duration Bond Portfolio Initial Class(a)		5,880,778
1,746,897	Maxim Templeton Global Bond Portfolio Initial Class(a)		16,525,643
1,517,930	Metropolitan West High Yield Bond Fund		15,255,199
2,615,488	Oppenheimer International Bond Fund A		16,477,575

TOTAL BOND MUTUAL FUNDS — 30.41% (Cost $213,297,538)		$	215,466,981

EQUITY MUTUAL FUNDS
300,525	Allianz NFJ Small Cap Value Fund A		8,492,846
545,436	Cohen & Steers International Realty Fund Inc		5,405,273
345,041	Goldman Sachs Mid Cap Value Fund A		12,369,698
248,404	Harbor International Fund Investor		13,692,026
455,129	Invesco Developing Markets Fund		13,895,083
498,634	Invesco Global Real Estate Fund		5,385,244
415,713	Invesco International Growth Fund I		11,124,489
443,217	Invesco Van Kampen Small Cap Growth Fund A		4,569,569
590,925	Janus Perkins Mid Cap Value Fund S		12,350,336
2,244,862	Maxim American Century Growth Portfolio Initial Class(a)		24,289,407
5,799,665	Maxim International Index Portfolio Initial Class(a)		49,819,125
1,310,874	Maxim Invesco ADR Portfolio Initial Class(a)		13,659,309
2,385,054	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		19,843,647
400,660	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		8,493,993
1,095,652	Maxim MFS International Growth Portfolio Initial Class(a)		11,186,604

Shares				Value

Equity Mutual Funds — (continued)
2,370,582		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	24,298,467
7,175,163		Maxim S&P 500® Index Portfolio Initial Class(a)		88,326,254
3,707,690		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		38,115,050
2,793,826		Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)		26,150,212
1,311,289		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		19,997,160
381,495		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		6,660,903
721,170		Nuveen Real Estate Securities Fund		15,541,212
443,721		Oppenheimer Developing Markets Fund A		14,048,213
597,362		Sentinel Small Company Fund A		4,545,923
738,500		T. Rowe Price Real Estate Fund		15,619,272
221,592		Third Avenue Real Estate Value Fund		5,347,015
343,713		Wells Fargo Advantage Common Stock Fund A		6,726,468

TOTAL EQUITY MUTUAL FUNDS — 67.73% (Cost $473,559,911)			$	479,952,798

MONEY MARKET FUND
3,708,020		Maxim Money Market Portfolio(a)		3,708,020

TOTAL MONEY MARKET FUND — 0.53% (Cost $3,708,020)			$	3,708,020

Account Balance

FIXED INTEREST CONTRACT
9,588,114	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		9,588,114

TOTAL FIXED INTEREST CONTRACT — 1.35% (Cost $9,588,114)			$	9,588,114

TOTAL INVESTMENTS — 100.02% (Cost $700,153,583)			$	708,715,913

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(108,685)

TOTAL NET ASSETS — 100.00%			$	708,607,228

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
79,732	American Century Inflation Adjusted Bond A	$	1,046,885
174,894	Maxim Bond Index Portfolio Initial Class(a)		2,443,271
223,594	Maxim Federated Bond Portfolio Initial Class(a)		2,443,884
76,942	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		615,534
23,079	Maxim Short Duration Bond Portfolio Initial Class(a)		240,482
70,808	Maxim Templeton Global Bond Portfolio Initial Class(a)		669,843
61,517	Metropolitan West High Yield Bond Fund		618,247
106,027	Oppenheimer International Bond Fund A		667,973

TOTAL BOND MUTUAL FUNDS — 18.44% (Cost $8,702,805)		$	8,746,119

EQUITY MUTUAL FUNDS
24,261	Allianz NFJ Small Cap Value Fund A		685,603
36,428	Cohen & Steers International Realty Fund Inc		361,000
27,881	Goldman Sachs Mid Cap Value Fund A		999,543
19,993	Harbor International Fund Investor		1,102,037
36,839	Invesco Developing Markets Fund		1,124,694
33,347	Invesco Global Real Estate Fund		360,153
33,773	Invesco International Growth Fund I		903,763
35,924	Invesco Van Kampen Small Cap Growth Fund A		370,376
47,826	Janus Perkins Mid Cap Value Fund S		999,562
181,183	Maxim American Century Growth Portfolio Initial Class(a)		1,960,396
467,956	Maxim International Index Portfolio Initial Class(a)		4,019,740
105,931	Maxim Invesco ADR Portfolio Initial Class(a)		1,103,796
192,652	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		1,602,869
32,311	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		684,993
88,492	Maxim MFS International Growth Portfolio Initial Class(a)		903,508

Shares				Value

Equity Mutual Funds — (continued)
192,155		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	1,969,589
579,955		Maxim S&P 500® Index Portfolio Initial Class(a)		7,139,247
299,254		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		3,076,327
226,718		Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)		2,122,080
106,243		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		1,620,204
30,803		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		537,817
48,308		Nuveen Real Estate Securities Fund		1,041,037
35,839		Oppenheimer Developing Markets Fund A		1,134,659
48,415		Sentinel Small Company Fund A		368,440
49,433		T. Rowe Price Real Estate Fund		1,045,509
14,828		Third Avenue Real Estate Value Fund		357,793
27,692		Wells Fargo Advantage Common Stock Fund A		541,941

TOTAL EQUITY MUTUAL FUNDS — 80.42% (Cost $37,696,545)			$	38,136,676

MONEY MARKET FUND
150,800		Maxim Money Market Portfolio(a)		150,800

TOTAL MONEY MARKET FUND — 0.32% (Cost $150,800)			$	150,800

Account Balance

FIXED INTEREST CONTRACT
391,256	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		391,256

TOTAL FIXED INTEREST CONTRACT — 0.83% (Cost $391,256)			$	391,256

TOTAL INVESTMENTS — 100.01% (Cost $46,941,406)			$	47,424,851

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(5,044)

TOTAL NET ASSETS — 100.00%			$	47,419,807

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
117,524	American Century Inflation Adjusted Bond A	$	1,543,095
734,079	Maxim Bond Index Portfolio Initial Class(a)		10,255,081
939,178	Maxim Federated Bond Portfolio Initial Class(a)		10,265,220
323,557	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		2,588,460
34,243	Maxim Short Duration Bond Portfolio Initial Class(a)		356,809
325,542	Maxim Templeton Global Bond Portfolio Initial Class(a)		3,079,625
259,225	Metropolitan West High Yield Bond Fund		2,605,208
486,898	Oppenheimer International Bond Fund A		3,067,459

TOTAL BOND MUTUAL FUNDS — 25.07% (Cost $33,530,827)		$	33,760,957

EQUITY MUTUAL FUNDS
69,530	Allianz NFJ Small Cap Value Fund A		1,964,928
109,079	Cohen & Steers International Realty Fund Inc		1,080,976
67,461	Goldman Sachs Mid Cap Value Fund A		2,418,489
56,942	Harbor International Fund Investor		3,138,675
119,822	Invesco Developing Markets Fund		3,658,153
99,732	Invesco Global Real Estate Fund		1,077,104
95,242	Invesco International Growth Fund I		2,548,670
102,647	Invesco Van Kampen Small Cap Growth Fund A		1,058,287
115,463	Janus Perkins Mid Cap Value Fund S		2,413,170
441,503	Maxim American Century Growth Portfolio Initial Class(a)		4,777,062
1,326,167	Maxim International Index Portfolio Initial Class(a)		11,391,772
300,263	Maxim Invesco ADR Portfolio Initial Class(a)		3,128,739
468,078	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		3,894,414
92,658	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		1,964,341
251,376	Maxim MFS International Growth Portfolio Initial Class(a)		2,566,549

Shares				Value

Equity Mutual Funds — (continued)
464,901		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	4,765,238
1,413,493		Maxim S&P 500® Index Portfolio Initial Class(a)		17,400,099
725,932		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		7,462,587
646,425		Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)		6,050,537
255,939		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		3,903,069
74,185		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		1,295,272
116,841		Nuveen Real Estate Securities Fund		2,517,916
116,760		Oppenheimer Developing Markets Fund A		3,696,629
138,501		Sentinel Small Company Fund A		1,053,990
119,833		T. Rowe Price Real Estate Fund		2,534,461
44,364		Third Avenue Real Estate Value Fund		1,070,503
66,718		Wells Fargo Advantage Common Stock Fund A		1,305,675

TOTAL EQUITY MUTUAL FUNDS — 74.35% (Cost $99,189,816)			$	100,137,305

MONEY MARKET FUND
224,641		Maxim Money Market Portfolio(a)		224,641

TOTAL MONEY MARKET FUND — 0.17% (Cost $224,641)			$	224,641

Account Balance

FIXED INTEREST CONTRACT
568,276	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		568,276

TOTAL FIXED INTEREST CONTRACT — 0.42% (Cost $568,276)			$	568,276

TOTAL INVESTMENTS — 100.01% (Cost $133,513,560)			$	134,691,179

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$	(19,212)

TOTAL NET ASSETS — 100.00%			$	134,671,967

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
222,758	American Century Inflation Adjusted Bond A	$	2,924,815
1,392,290	Maxim Bond Index Portfolio Initial Class(a)		19,450,291
1,780,068	Maxim Federated Bond Portfolio Initial Class(a)		19,456,144
614,644	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		4,917,149
62,654	Maxim Short Duration Bond Portfolio Initial Class(a)		652,860
615,584	Maxim Templeton Global Bond Portfolio Initial Class(a)		5,823,424
491,388	Metropolitan West High Yield Bond Fund		4,938,447
922,291	Oppenheimer International Bond Fund A		5,810,433

TOTAL BOND MUTUAL FUNDS — 13.55% (Cost $63,522,607)		$	63,973,563

EQUITY MUTUAL FUNDS
284,730	Allianz NFJ Small Cap Value Fund A		8,046,472
380,989	Cohen & Steers International Realty Fund Inc		3,775,603
277,646	Goldman Sachs Mid Cap Value Fund A		9,953,608
233,975	Harbor International Fund Investor		12,896,678
493,318	Invesco Developing Markets Fund		15,061,003
348,379	Invesco Global Real Estate Fund		3,762,490
392,199	Invesco International Growth Fund I		10,495,238
422,809	Invesco Van Kampen Small Cap Growth Fund A		4,359,160
475,661	Janus Perkins Mid Cap Value Fund S		9,941,321
1,813,478	Maxim American Century Growth Portfolio Initial Class(a)		19,621,829
5,453,359	Maxim International Index Portfolio Initial Class(a)		46,844,353
1,233,824	Maxim Invesco ADR Portfolio Initial Class(a)		12,856,440
1,923,477	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		16,003,328
379,693	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		8,049,500
1,034,817	Maxim MFS International Growth Portfolio Initial Class(a)		10,565,483

Shares				Value

Equity Mutual Funds — (continued)
1,913,901		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	19,617,488
5,789,276		Maxim S&P 500® Index Portfolio Initial Class(a)		71,265,990
2,989,631		Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		30,733,410
2,664,415		Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)		24,938,927
1,055,390		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		16,094,697
307,353		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		5,366,387
408,371		Nuveen Real Estate Securities Fund		8,800,391
480,452		Oppenheimer Developing Markets Fund A		15,211,117
570,161		Sentinel Small Company Fund A		4,338,926
418,252		T. Rowe Price Real Estate Fund		8,846,030
154,706		Third Avenue Real Estate Value Fund		3,733,051
276,681		Wells Fargo Advantage Common Stock Fund A		5,414,639

TOTAL EQUITY MUTUAL FUNDS — 86.15% (Cost $403,691,843)			$	406,593,559

MONEY MARKET FUND
419,437		Maxim Money Market Portfolio(a)		419,437

TOTAL MONEY MARKET FUND — 0.09% (Cost $419,437)			$	419,437

Account Balance

FIXED INTEREST CONTRACT
1,072,228	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		1,072,228

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $1,072,228)			$	1,072,228

TOTAL INVESTMENTS — 100.02% (Cost $468,706,115)			$	472,058,787

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(72,618)

TOTAL NET ASSETS — 100.00%			$	471,986,169

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
10,482	American Century Inflation Adjusted Bond A	$137,631
65,430	Maxim Bond Index Portfolio Initial Class(a)	914,047
83,660	Maxim Federated Bond Portfolio Initial Class(a)	914,403
28,547	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	228,377
2,995	Maxim Short Duration Bond Portfolio Initial Class(a)	31,205
28,973	Maxim Templeton Global Bond Portfolio Initial Class(a)	274,084
22,828	Metropolitan West High Yield Bond Fund	229,425
43,387	Oppenheimer International Bond Fund A	273,338

TOTAL BOND MUTUAL FUNDS — 6.67% (Cost $2,987,004)		$3,002,510

EQUITY MUTUAL FUNDS
29,692	Allianz NFJ Small Cap Value Fund A	839,105
36,352	Cohen & Steers International Realty Fund Inc	360,245
28,817	Goldman Sachs Mid Cap Value Fund A	1,033,093
24,144	Harbor International Fund Investor	1,330,818
51,080	Invesco Developing Markets Fund	1,559,464
33,266	Invesco Global Real Estate Fund	359,271
40,570	Invesco International Growth Fund I	1,085,652
43,681	Invesco Van Kampen Small Cap Growth Fund A	450,349
49,422	Janus Perkins Mid Cap Value Fund S	1,032,914
187,635	Maxim American Century Growth Portfolio Initial Class(a)	2,030,211
564,710	Maxim International Index Portfolio Initial Class(a)	4,850,862
127,711	Maxim Invesco ADR Portfolio Initial Class(a)	1,330,751
198,924	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	1,655,051
39,547	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	838,403
106,551	Maxim MFS International Growth Portfolio Initial Class(a)	1,087,889

Shares		Value

Equity Mutual Funds — (continued)
198,748	Maxim Putnam Equity Income Portfolio Initial Class(a)	$2,037,171
602,894	Maxim S&P 500® Index Portfolio Initial Class(a)	7,421,622
309,224	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,178,818
276,919	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	2,591,959
109,516	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,670,115
31,789	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	555,029
39,020	Nuveen Real Estate Securities Fund	840,890
49,690	Oppenheimer Developing Markets Fund A	1,573,200
58,898	Sentinel Small Company Fund A	448,216
39,938	T. Rowe Price Real Estate Fund	844,687
14,792	Third Avenue Real Estate Value Fund	356,928
28,575	Wells Fargo Advantage Common Stock Fund A	559,213

TOTAL EQUITY MUTUAL FUNDS — 93.19% (Cost $41,182,753)		$41,921,926

MONEY MARKET FUND
17,822	Maxim Money Market Portfolio(a)	17,822

TOTAL MONEY MARKET FUND — 0.04% (Cost $17,822)		$17,822

Account Balance

FIXED INTEREST CONTRACT
49,024	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	49,024

TOTAL FIXED INTEREST CONTRACT — 0.11% (Cost $49,024)			$49,024

TOTAL INVESTMENTS — 100.01% (Cost $44,236,603)			$44,991,282

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(4,863)

TOTAL NET ASSETS — 100.00%			$44,986,419

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
232,833	Maxim Bond Index Portfolio Initial Class(a)	$3,252,680
297,678	Maxim Federated Bond Portfolio Initial Class(a)	3,253,624
102,171	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	817,367
115,391	Maxim Templeton Global Bond Portfolio Initial Class(a)	1,091,601
81,792	Metropolitan West High Yield Bond Fund	822,010
172,984	Oppenheimer International Bond Fund A	1,089,796

TOTAL BOND MUTUAL FUNDS — 16.37% (Cost $10,281,239)		$10,327,078

EQUITY MUTUAL FUNDS
39,797	Allianz NFJ Small Cap Value Fund A	1,124,673
52,956	Cohen & Steers International Realty Fund Inc	524,794
33,221	Goldman Sachs Mid Cap Value Fund A	1,190,980
32,425	Harbor International Fund Investor	1,787,275
78,020	Invesco Developing Markets Fund	2,381,939
48,427	Invesco Global Real Estate Fund	523,012
54,342	Invesco International Growth Fund I	1,454,196
58,914	Invesco Van Kampen Small Cap Growth Fund A	607,399
56,917	Janus Perkins Mid Cap Value Fund S	1,189,573
217,701	Maxim American Century Growth Portfolio Initial Class (a)	2,355,530
756,651	Maxim International Index Portfolio Initial Class (a)	6,499,628
171,058	Maxim Invesco ADR Portfolio Initial Class(a)	1,782,427

Shares		Value

Equity Mutual Funds — (continued)
231,483	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$1,925,935
53,032	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	1,124,271
143,355	Maxim MFS International Growth Portfolio Initial Class(a)	1,463,659
229,477	Maxim Putnam Equity Income Portfolio Initial Class(a)	2,352,143
696,513	Maxim S&P 500® Index Portfolio Initial Class(a)	8,574,072
357,944	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,679,668
371,504	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	3,477,274
126,439	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,928,201
36,796	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	642,454
46,125	Nuveen Real Estate Securities Fund	993,997
75,924	Oppenheimer Developing Markets Fund A	2,403,744
79,511	Sentinel Small Company Fund A	605,077
47,209	T. Rowe Price Real Estate Fund	998,480
21,495	Third Avenue Real Estate Value Fund	518,663
33,040	Wells Fargo Advantage Common Stock Fund A	646,593

TOTAL EQUITY MUTUAL FUNDS — 83.64% (Cost $52,394,687)		$52,755,657

TOTAL INVESTMENTS — 100.01% (Cost $62,675,926)		$63,082,735

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(8,776)

TOTAL NET ASSETS — 100.00%		$63,073,959

(a)	Issuer is considered an affiliate of the Portfolio.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
435,811	Maxim Bond Index Portfolio Initial Class(a)	$6,088,282
557,129	Maxim Federated Bond Portfolio Initial Class(a)	6,089,421
191,421	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	1,531,370
213,883	Maxim Templeton Global Bond Portfolio Initial Class(a)	2,023,334
153,131	Metropolitan West High Yield Bond Fund	1,538,964
321,088	Oppenheimer International Bond Fund A	2,022,855

TOTAL BOND MUTUAL FUNDS — 8.64% (Cost $19,193,796)		$19,294,226

EQUITY MUTUAL FUNDS
154,900	Allianz NFJ Small Cap Value Fund A	4,377,469
186,902	Cohen & Steers International Realty Fund Inc	1,852,198
129,999	Goldman Sachs Mid Cap Value Fund A	4,660,459
126,314	Harbor International Fund Investor	6,962,415
304,084	Invesco Developing Markets Fund	9,283,676
170,538	Invesco Global Real Estate Fund	1,841,810
211,047	Invesco International Growth Fund I	5,647,609
229,918	Invesco Van Kampen Small Cap Growth Fund A	2,370,458
222,810	Janus Perkins Mid Cap Value Fund S	4,656,736
847,740	Maxim American Century Growth Portfolio Initial Class (a)	9,172,553
2,942,006	Maxim International Index Portfolio Initial Class(a)	25,271,831
666,161	Maxim Invesco ADR Portfolio Initial Class(a)	6,941,397

Shares		Value

Equity Mutual Funds — (continued)
900,286	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$7,490,382
206,602	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	4,379,968
556,522	Maxim MFS International Growth Portfolio Initial Class(a)	5,682,087
894,847	Maxim Putnam Equity Income Portfolio Initial Class(a)	9,172,183
2,704,574	Maxim S&P 500® Index Portfolio Initial Class(a)	33,293,304
1,394,177	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	14,332,139
1,444,437	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	13,519,930
492,972	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	7,517,818
142,840	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	2,493,981
162,714	Nuveen Real Estate Securities Fund	3,506,482
295,376	Oppenheimer Developing Markets Fund A	9,351,617
310,543	Sentinel Small Company Fund A	2,363,232
166,856	T. Rowe Price Real Estate Fund	3,529,006
75,859	Third Avenue Real Estate Value Fund	1,830,484
128,284	Wells Fargo Advantage Common Stock Fund A	2,510,517

TOTAL EQUITY MUTUAL FUNDS — 91.38% (Cost $203,486,098)		$204,011,741

TOTAL INVESTMENTS — 100.02% (Cost $222,679,894)		$223,305,967

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(33,513)

TOTAL NET ASSETS — 100.00%		$223,272,454

(a)	Issuer is considered an affiliate of the Portfolio.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
30,066	Maxim Bond Index Portfolio Initial Class(a)	$420,015
38,441	Maxim Federated Bond Portfolio Initial Class(a)	420,164
13,093	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	104,746
14,991	Maxim Templeton Global Bond Portfolio Initial Class(a)	141,816
10,471	Metropolitan West High Yield Bond Fund	105,238
22,470	Oppenheimer International Bond Fund A	141,558

TOTAL BOND MUTUAL FUNDS — 5.07% (Cost $1,329,617)		$1,333,537

EQUITY MUTUAL FUNDS
19,030	Allianz NFJ Small Cap Value Fund A	537,774
22,046	Cohen & Steers International Realty Fund Inc	218,477
15,896	Goldman Sachs Mid Cap Value Fund A	569,865
15,446	Harbor International Fund Investor	851,383
37,257	Invesco Developing Markets Fund	1,137,464
20,178	Invesco Global Real Estate Fund	217,921
25,975	Invesco International Growth Fund I	695,084
28,081	Invesco Van Kampen Small Cap Growth Fund A	289,520
27,248	Janus Perkins Mid Cap Value Fund S	569,491
103,636	Maxim American Century Growth Portfolio Initial Class(a)	1,121,338
360,637	Maxim International Index Portfolio Initial Class(a)	3,097,872
81,672	Maxim Invesco ADR Portfolio Initial Class(a)	851,026

Shares		Value

Equity Mutual Funds — (continued)
110,048	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$915,598
25,352	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	537,470
68,154	Maxim MFS International Growth Portfolio Initial Class(a)	695,854
109,734	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,124,770
332,353	Maxim S&P 500® Index Portfolio Initial Class(a)	4,091,267
171,093	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,758,837
178,253	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	1,668,446
60,514	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	922,835
17,535	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	306,170
19,252	Nuveen Real Estate Securities Fund	414,883
36,220	Oppenheimer Developing Markets Fund A	1,146,711
37,876	Sentinel Small Company Fund A	288,236
19,707	T. Rowe Price Real Estate Fund	416,802
8,967	Third Avenue Real Estate Value Fund	216,377
15,776	Wells Fargo Advantage Common Stock Fund A	308,735

TOTAL EQUITY MUTUAL FUNDS — 94.94% (Cost $24,705,826)		$24,970,206

TOTAL INVESTMENTS — 100.01% (Cost $26,035,443)		$26,303,743

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(2,720)

TOTAL NET ASSETS — 100.00%		$26,301,023

(a)	Issuer is considered an affiliate of the Portfolio.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
59,017	Maxim Bond Index Portfolio Initial Class(a)	$824,468
75,456	Maxim Federated Bond Portfolio Initial Class(a)	824,733
25,916	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	207,329
35,280	Maxim Templeton Global Bond Portfolio Initial Class(a)	333,753
20,727	Metropolitan West High Yield Bond Fund	208,303
52,879	Oppenheimer International Bond Fund A	333,139

TOTAL BOND MUTUAL FUNDS — 14.93% (Cost $2,721,253)		$2,731,725

EQUITY MUTUAL FUNDS
12,506	Allianz NFJ Small Cap Value Fund A	353,434
15,521	Cohen & Steers International Realty Fund Inc	153,811
9,071	Goldman Sachs Mid Cap Value Fund A	325,198
10,182	Harbor International Fund Investor	561,249
27,675	Invesco Developing Markets Fund	844,909
14,193	Invesco Global Real Estate Fund	153,286
17,048	Invesco International Growth Fund I	456,208
18,486	Invesco Van Kampen Small Cap Growth Fund A	190,591
15,541	Janus Perkins Mid Cap Value Fund S	324,805
59,303	Maxim American Century Growth Portfolio Initial Class(a)	641,657
237,148	Maxim International Index Portfolio Initial Class(a)	2,037,100
53,761	Maxim Invesco ADR Portfolio Initial Class(a)	560,191

Shares		Value

Equity Mutual Funds — (continued)
63,007	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$524,221
16,671	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	353,427
44,889	Maxim MFS International Growth Portfolio Initial Class(a)	458,315
62,620	Maxim Putnam Equity Income Portfolio Initial Class(a)	641,853
189,838	Maxim S&P 500® Index Portfolio Initial Class(a)	2,336,912
97,705	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,004,403
116,869	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	1,093,898
34,514	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	526,338
10,027	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	175,068
11,067	Nuveen Real Estate Securities Fund	238,486
26,925	Oppenheimer Developing Markets Fund A	852,431
24,951	Sentinel Small Company Fund A	189,875
11,336	T. Rowe Price Real Estate Fund	239,757
6,306	Third Avenue Real Estate Value Fund	152,165
9,008	Wells Fargo Advantage Common Stock Fund A	176,282

TOTAL EQUITY MUTUAL FUNDS — 85.08% (Cost $15,619,357)		$15,565,870

TOTAL INVESTMENTS — 100.01% (Cost $18,340,610)		$18,297,595

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(2,474)

TOTAL NET ASSETS — 100.00%		$18,295,121

(a)	Issuer is considered an affiliate of the Portfolio.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

Maxim Lifetime 2055 Portfolio II

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
85,911	Maxim Bond Index Portfolio Initial Class(a)	$1,200,179
109,838	Maxim Federated Bond Portfolio Initial Class(a)	1,200,527
37,858	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	302,864
50,975	Maxim Templeton Global Bond Portfolio Initial Class(a)	482,229
30,309	Metropolitan West High Yield Bond Fund	304,603
76,682	Oppenheimer International Bond Fund A	483,097

TOTAL BOND MUTUAL FUNDS — 7.99% (Cost $3,959,097)		$3,973,499

EQUITY MUTUAL FUNDS
37,001	Allianz NFJ Small Cap Value Fund A	1,045,644
42,249	Cohen & Steers International Realty Fund Inc	418,688
26,941	Goldman Sachs Mid Cap Value Fund A	965,821
29,913	Harbor International Fund Investor	1,648,801
82,148	Invesco Developing Markets Fund	2,507,975
38,290	Invesco Global Real Estate Fund	413,530
50,421	Invesco International Growth Fund I	1,349,278
54,579	Invesco Van Kampen Small Cap Growth Fund A	562,709
46,207	Janus Perkins Mid Cap Value Fund S	965,715
176,085	Maxim American Century Growth Portfolio Initial Class(a)	1,905,243
698,770	Maxim International Index Portfolio Initial Class(a)	6,002,431
158,205	Maxim Invesco ADR Portfolio Initial Class(a)	1,648,492

Shares		Value

Equity Mutual Funds — (continued)
187,022	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$1,556,026
49,328	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	1,045,762
132,181	Maxim MFS International Growth Portfolio Initial Class(a)	1,349,567
185,937	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,905,854
564,748	Maxim S&P 500® Index Portfolio Initial Class(a)	6,952,041
289,176	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	2,972,732
343,792	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	3,217,896
102,191	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,558,419
29,634	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	517,406
30,040	Nuveen Real Estate Securities Fund	647,359
79,302	Oppenheimer Developing Markets Fund A	2,510,689
73,908	Sentinel Small Company Fund A	562,443
30,624	T. Rowe Price Real Estate Fund	647,705
17,129	Third Avenue Real Estate Value Fund	413,320
26,470	Wells Fargo Advantage Common Stock Fund A	518,019

TOTAL EQUITY MUTUAL FUNDS — 92.03% (Cost $45,989,190)		$45,809,565

TOTAL INVESTMENTS — 100.02% (Cost $49,948,287)		$49,783,064

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(7,555)

TOTAL NET ASSETS — 100.00%		$49,775,509

(a)	Issuer is considered an affiliate of the Portfolio.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

Maxim Lifetime 2055 Portfolio III

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
2,410	Maxim Bond Index Portfolio Initial Class(a)	$	33,668
3,081	Maxim Federated Bond Portfolio Initial Class(a)		33,674
1,061	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		8,484
1,442	Maxim Templeton Global Bond Portfolio Initial Class(a)		13,641
849	Metropolitan West High Yield Bond Fund		8,532
2,168	Oppenheimer International Bond Fund A		13,660

TOTAL BOND MUTUAL FUNDS — 4.98% (Cost $111,483)		$	111,659

EQUITY MUTUAL FUNDS
1,720	Allianz NFJ Small Cap Value Fund A		48,603
1,899	Cohen & Steers International Realty Fund Inc		18,824
1,255	Goldman Sachs Mid Cap Value Fund A		44,999
1,399	Harbor International Fund Investor		77,111
3,826	Invesco Developing Markets Fund		116,816
1,728	Invesco Global Real Estate Fund		18,659
2,344	Invesco International Growth Fund I		62,730
2,543	Invesco Van Kampen Small Cap Growth Fund A		26,219
2,152	Janus Perkins Mid Cap Value Fund S		44,979
8,187	Maxim American Century Growth Portfolio Initial Class(a)		88,579
32,604	Maxim International Index Portfolio Initial Class(a)		280,072
7,386	Maxim Invesco ADR Portfolio Initial Class(a)		76,959

Shares			Value

Equity Mutual Funds — (continued)
8,704	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	$	72,415
2,293	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		48,610
6,164	Maxim MFS International Growth Portfolio Initial Class(a)		62,936
8,644	Maxim Putnam Equity Income Portfolio Initial Class(a)		88,603
26,233	Maxim S&P 500® Index Portfolio Initial Class(a)		322,926
13,464	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		138,411
16,036	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)		150,098
4,757	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		72,546
1,384	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		24,164
1,351	Nuveen Real Estate Securities Fund		29,108
3,706	Oppenheimer Developing Markets Fund A		117,319
3,442	Sentinel Small Company Fund A		26,193
1,380	T. Rowe Price Real Estate Fund		29,185
770	Third Avenue Real Estate Value Fund		18,594
1,237	Wells Fargo Advantage Common Stock Fund A		24,210

TOTAL EQUITY MUTUAL FUNDS — 95.03% (Cost $2,135,614)		$	2,129,868

TOTAL INVESTMENTS — 100.01% (Cost $2,247,097)		$	2,241,527

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(275)

TOTAL NET ASSETS — 100.00%		$	2,241,252

(a)	Issuer is considered an affiliate of the Portfolio.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$106,313,229	$368,474,248	$16,599,113
Investments at market value, unaffiliated(b)	51,225,109	170,171,569	7,348,074
Dividends receivable	14,582	–	–
Subscriptions receivable	434,166	2,040,831	33,107
Receivable for investments sold	–	–	294

Total Assets	157,987,086	540,686,648	23,980,588

LIABILITIES:
Payable to investment adviser	14,771	49,645	2,232
Redemptions payable	54,543	203,050	1,749
Payable for investments purchased	394,205	1,837,783	31,652
Payable for distribution fees	8,040	33,010	506

Total Liabilities	471,559	2,123,488	36,139

NET ASSETS	$157,515,527	$538,563,160	$23,944,449

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,264,305	$4,151,774	$180,918
Paid-in capital in excess of par	152,319,868	520,029,998	23,179,914
Net unrealized appreciation on investments	2,643,713	9,131,194	453,558
Undistributed net investment income	48,587	143,106	6,177
Accumulated net realized gain on investments	1,239,054	5,107,088	123,882

TOTAL NET ASSETS
Class T	$49,613,749	$98,826,202	$17,182,390

Class T1	$107,901,778	$435,560,527	$6,762,059

Class L	$0.00	$4,176,431	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	3,993,028	7,587,239	1,299,434
Class T1	8,650,022	33,490,996	509,750
Class L	0	439,507	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.43	$13.03	$13.22

Class T1	$12.47	$13.01	$13.27

Class L	$0.00	$9.50	$0.00

(a) Cost of investments, affiliated	$105,098,545	$363,756,108	$16,310,012
(b) Cost of investments, unaffiliated	$49,796,080	$165,758,515	$7,183,617

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$132,904,362	$502,066,047	$33,695,636
Investments at market value, unaffiliated(b)	55,485,050	206,649,866	13,729,215
Subscriptions receivable	199,673	1,495,349	60,179

Total Assets	188,589,085	710,211,262	47,485,030

LIABILITIES:
Payable to investment adviser	17,317	64,533	4,363
Redemptions payable	62,204	291,937	–
Payable for investments purchased	137,471	1,203,411	60,178
Payable for distribution fees	9,344	44,153	682

Total Liabilities	226,336	1,604,034	65,223

NET ASSETS	$188,362,749	$708,607,228	$47,419,807

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,456,704	$5,259,884	$344,621
Paid-in capital in excess of par	182,327,666	687,543,831	46,472,849
Net unrealized appreciation on investments	2,752,742	8,562,330	483,445
Undistributed net investment income	50,418	152,359	9,562
Accumulated net realized gain on investments	1,775,219	7,088,824	109,330

TOTAL NET ASSETS
Class T	$61,547,575	$116,715,750	$38,202,081

Class T1	$126,815,174	$583,727,464	$9,217,726

Class L	$0.00	$8,164,014	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	4,762,247	8,585,054	2,777,649
Class T1	9,804,792	43,126,377	668,562
Class L	0	887,413	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.92	$13.60	$13.75

Class T1	$12.93	$13.54	$13.79

Class L	$0.00	$9.20	$0.00

(a) Cost of investments, affiliated	$131,032,581	$496,030,616	$33,347,012
(b) Cost of investments, unaffiliated	$54,604,089	$204,122,967	$13,594,394

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$95,937,791	$333,749,365	$31,676,843
Investments at market value, unaffiliated(b)	38,753,388	138,309,422	13,314,439
Dividends receivable	25	–	–
Subscriptions receivable	237,948	1,039,061	56,097
Receivable for investments sold	–	91,214	225

Total Assets	134,929,152	473,189,062	45,047,604

LIABILITIES:
Payable to investment adviser	12,349	42,753	4,122
Redemptions payable	88,437	495,160	8,753
Payable for investments purchased	149,511	635,114	47,569
Payable for distribution fees	6,888	29,866	741

Total Liabilities	257,185	1,202,893	61,185

NET ASSETS	$134,671,967	$471,986,169	$44,986,419

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$997,250	$3,409,636	$319,725
Paid-in capital in excess of par	130,797,509	459,834,786	43,721,252
Net unrealized appreciation on investments	1,177,619	3,352,672	754,679
Undistributed net investment income	27,360	72,445	6,928
Accumulated net realized gain on investments	1,672,229	5,316,630	183,835

TOTAL NET ASSETS
Class T	$41,012,725	$68,184,319	$34,961,056

Class T1	$93,659,242	$399,470,425	$10,025,363

Class L	$0.00	$4,331,425	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	3,038,299	4,888,947	2,485,273
Class T1	6,934,202	28,722,482	711,972
Class L	0	484,929	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.50	$13.95	$14.07

Class T1	$13.51	$13.91	$14.08

Class L	$0.00	$8.93	$0.00

(a) Cost of investments, affiliated	$94,782,650	$330,545,390	$31,096,932
(b) Cost of investments, unaffiliated	$38,730,910	$138,160,725	$13,139,671

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Lifetime 2045 Portfolio I	Maxim Lifetime 2045 Portfolio II	Maxim Lifetime 2045 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$44,220,534	$154,999,980	$18,178,224
Investments at market value, unaffiliated(b)	18,862,201	68,305,987	8,125,519
Subscriptions receivable	143,589	770,910	33,249
Receivable for investments sold	–	2,000	–

Total Assets	63,226,324	224,078,877	26,336,992

LIABILITIES:
Payable to investment adviser	5,668	20,129	2,403
Redemptions payable	10,518	183,817	164
Payable for investments purchased	133,071	589,093	33,087
Payable for distribution fees	3,108	13,384	315

Total Liabilities	152,365	806,423	35,969

NET ASSETS	$63,073,959	$223,272,454	$26,301,023

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$460,988	$1,598,146	$185,547
Paid-in capital in excess of par	61,440,786	219,167,816	25,798,525
Net unrealized appreciation on investments	406,809	626,073	268,300
Undistributed (overdistributed) net investment income	10,498	(150,469)	3,765
Accumulated net realized gain on investments	754,878	2,030,888	44,886

TOTAL NET ASSETS
Class T	$19,836,845	$40,133,724	$22,022,111

Class T1	$43,237,114	$181,999,673	$4,278,912

Class L	$0.00	$1,139,057	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,449,652	2,850,278	1,553,367
Class T1	3,160,226	13,002,892	302,105
Class L	0	128,292	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.68	$14.08	$14.18

Class T1	$13.68	$14.00	$14.16

Class L	$0.00	$8.88	$0.00

(a) Cost of investments, affiliated	$43,730,117	$154,078,457	$17,958,293
(b) Cost of investments, unaffiliated	$18,945,809	$68,601,437	$8,077,150

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Lifetime 2055 Portfolio I	Maxim Lifetime 2055 Portfolio II	Maxim Lifetime 2055 Portfolio III

ASSETS:
Investments at market value, affiliated(a)	$12,543,666	$33,817,668	$1,515,786
Investments at market value, unaffiliated(b)	5,753,929	15,965,396	725,741
Subscriptions receivable	39,802	1,117,577	9,120
Receivable for investments sold	–	19,969	–

Total Assets	18,337,397	50,920,610	2,250,647

LIABILITIES:
Payable to investment adviser	1,619	4,460	201
Redemptions payable	10,606	543,274	–
Payable for investments purchased	29,196	594,269	9,123
Payable for distribution fees	855	3,098	71

Total Liabilities	42,276	1,145,101	9,395

NET ASSETS	$18,295,121	$49,775,509	$2,241,252

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$136,387	$357,526	$15,690
Paid-in capital in excess of par	17,989,257	49,185,657	2,239,286
Net unrealized depreciation on investments	(43,015)	(165,223)	(5,570)
Undistributed net investment income	2,811	5,798	416
Accumulated net realized gain (loss) on investments	209,681	391,751	(8,570)

TOTAL NET ASSETS
Class T	$6,624,968	$6,981,048	$1,251,226

Class T1	$11,670,153	$42,569,515	$990,026

Class L	$0.00	$224,946	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	493,851	498,605	87,481
Class T1	870,023	3,051,166	69,421
Class L	0	25,491	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.41	$14.00	$14.30

Class T1	$13.41	$13.95	$14.26

Class L	$0.00	$8.82	$0.00

(a) Cost of investments, affiliated	$12,525,517	$33,829,034	$1,517,140
(b) Cost of investments, unaffiliated	$5,815,093	$16,119,253	$729,957

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III

INVESTMENT INCOME:
Interest, affiliated	$52,563	$145,747	$5,219
Dividends, affiliated	866,443	2,631,704	110,500
Divdends, unaffiliated	526,223	1,510,663	57,539

Total Income	1,445,229	4,288,114	173,258

EXPENSES:
Distribution fees - Class T1	47,180	196,210	3,429
Distribution fees - Class L	–	3,691	–
Management fees	85,308	286,564	13,109

Total Expenses	132,488	486,465	16,538

Less amount waived by distributor - Class L	–	4	–

Net Expenses	132,488	486,461	16,538

NET INVESTMENT INCOME	1,312,741	3,801,653	156,720

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	236,620	552,166	(10,526)
Net realized gain on investments, unaffiliated	223,495	636,903	41,652
Change in net unrealized appreciation on investments	4,779,877	17,875,382	626,041

Net Realized and Unrealized Gain on Investments	5,239,992	19,064,451	657,167

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,552,733	$22,866,104	$813,887

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III

INVESTMENT INCOME:
Interest, affiliated	$28,457	$72,490	$3,009
Dividends, affiliated	974,843	3,049,688	176,506
Divdends, unaffiliated	484,149	1,350,160	67,024

Total Income	1,487,449	4,472,338	246,539

EXPENSES:
Distribution fees - Class T1	55,927	258,978	4,668
Distribution fees - Class L	–	7,096	–
Management fees	101,094	373,426	25,622

Total Expenses	157,021	639,500	30,290

NET INVESTMENT INCOME	1,330,428	3,832,838	216,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	154,056	390,998	(84,159)
Net realized gain on investments, unaffiliated	129,272	402,112	11,240
Change in net unrealized appreciation on investments	6,875,883	27,314,316	1,167,948

Net Realized and Unrealized Gain on Investments	7,159,211	28,107,426	1,095,029

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,489,639	$31,940,264	$1,311,278

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III

INVESTMENT INCOME:
Interest, affiliated	$4,524	$8,160	$368
Dividends, affiliated	565,860	1,564,411	130,781
Divdends, unaffiliated	222,104	508,218	35,704

Total Income	792,488	2,080,789	166,853

EXPENSES:
Distribution fees - Class T1	42,758	177,422	4,887
Distribution fees - Class L	–	3,869	–
Management fees	74,333	249,851	23,602

Total Expenses	117,091	431,142	28,489

Less amount waived by distributor - Class L	–	4	–

Net Expenses	117,091	431,138	28,489

NET INVESTMENT INCOME	675,397	1,649,651	138,364

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	175,212	51,415	(30,008)
Net realized gain on investments, unaffiliated	84,235	129,586	25,959
Change in net unrealized appreciation on investments	5,820,601	20,861,405	950,777

Net Realized and Unrealized Gain on Investments	6,080,048	21,042,406	946,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,755,445	$22,692,057	$1,085,092

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Lifetime 2045 Portfolio I	Maxim Lifetime 2045 Portfolio II	Maxim Lifetime 2045 Portfolio III

INVESTMENT INCOME:
Dividends, affiliated	$218,768	$641,392	$70,324
Divdends, unaffiliated	74,199	179,373	17,573

Total Income	292,967	820,765	87,897

EXPENSES:
Distribution fees - Class T1	19,099	79,135	2,057
Distribution fees - Class L	–	895	–
Management fees	34,024	115,621	13,321

Total Expenses	53,123	195,651	15,378

Less amount waived by distributor - Class L	–	15	–

Net Expenses	53,123	195,636	15,378

NET INVESTMENT INCOME	239,844	625,129	72,519

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	53,440	(81,816)	(25,201)
Net realized gain (loss) on investments, unaffiliated	22,047	(763)	8,795
Change in net unrealized appreciation on investments	2,848,695	9,160,864	299,282

Net Realized and Unrealized Gain on Investments	2,924,182	9,078,285	282,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,164,026	$9,703,414	$355,395

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Lifetime 2055 Portfolio I	Maxim Lifetime 2055 Portfolio II	Maxim Lifetime 2055 Portfolio III

INVESTMENT INCOME:
Dividends, affiliated	$59,439	$132,635	$5,454
Divdends, unaffiliated	20,205	36,709	1,341

Total Income	79,644	169,344	6,795

EXPENSES:
Distribution fees - Class T1	5,178	18,384	441
Distribution fees - Class L	–	203	–
Management fees	9,946	25,535	1,102

Total Expenses	15,124	44,122	1,543

Less amount waived by distributor - Class T1	–	–	24
Less amount waived by distributor - Class L	–	15	–

Net Expenses	15,124	44,107	1,519

NET INVESTMENT INCOME	64,520	125,237	5,276

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	23,069	6,361	(6,783)
Net realized gain (loss) on investments, unaffiliated	190	(28,657)	(2,375)
Change in net unrealized appreciation on investments	751,707	1,905,046	52,746

Net Realized and Unrealized Gain on Investments	774,966	1,882,750	43,588

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$839,486	$2,007,987	$48,864

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2015 Portfolio I

OPERATIONS:
Net investment income	$1,312,741	$2,798,993
Net realized gain on investments, affiliated	236,620	1,467,317
Net realized gain on investments, unaffiliated	223,495	1,991,935
Capital gain distributions received, affiliated	–	746,634
Capital gain distributions received, unaffiliated	–	331,275
Change in net unrealized appreciation (depreciation) on investments	4,779,877	(5,440,583)

Net Increase in Net Assets Resulting from Operations	6,552,733	1,895,571

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(411,788)	(1,498,025)
Class T1	(852,365)	(4,146,544)

From net investment income	(1,264,153)	(5,644,569)

From net realized gains
Class T	–	(368,960)
Class T1	–	(1,039,712)

From net realized gains	0	(1,408,672)

Total Distributions	(1,264,153)	(7,053,241)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	29,090,493	10,131,051
Class T1	35,800,210	57,428,384
Shares issued in reinvestment of distributions
Class T	411,788	1,866,985
Class T1	852,365	5,186,256
Shares redeemed
Class T	(10,249,555)	(7,561,158)
Class T1	(14,109,293)	(35,795,055)

Net Increase in Net Assets Resulting from Capital Share Transactions	41,796,008	31,256,463

Total Increase in Net Assets	47,084,588	26,098,793

NET ASSETS:
Beginning of period	110,430,939	84,332,146

End of period (a)	$157,515,527	$110,430,939

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,371,210	804,186
Class T1	2,885,785	4,518,269
Shares issued in reinvestment of distributions
Class T	33,643	155,432
Class T1	69,354	430,279
Shares redeemed
Class T	(829,671)	(598,330)
Class T1	(1,134,385)	(2,820,266)

Net Increase	3,395,936	2,489,570

(a) Including undistributed net investment income:	$48,587	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2015 Portfolio II

OPERATIONS:
Net investment income	$3,801,653	$8,134,355
Net realized gain on investments, affiliated	552,166	3,582,508
Net realized gain on investments, unaffiliated	636,903	5,461,806
Capital gain distributions received, affiliated	–	3,326,510
Capital gain distributions received, unaffiliated	–	1,286,730
Change in net unrealized appreciation (depreciation) on investments	17,875,382	(18,931,850)

Net Increase in Net Assets Resulting from Operations	22,866,104	2,860,059

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(707,969)	(1,510,958)
Class T1	(2,912,484)	(14,075,360)
Class L	(38,094)	(112,316)

From net investment income	(3,658,547)	(15,698,634)

From net realized gains
Class T	–	(330,517)
Class T1	–	(3,066,852)
Class L	–	(13,222)

From net realized gains	0	(3,410,591)

Total Distributions	(3,658,547)	(19,109,225)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	73,638,423	30,588,430
Class T1	138,720,087	277,283,504
Class L	2,730,887	2,250,968
Shares issued in reinvestment of distributions
Class T	707,969	1,841,475
Class T1	2,912,484	17,142,212
Class L	38,094	125,538
Shares redeemed
Class T	(14,319,409)	(19,014,717)
Class T1	(74,661,626)	(128,075,038)
Class L	(656,967)	(263,409)

Net Increase in Net Assets Resulting from Capital Share Transactions	129,109,942	181,878,963

Total Increase in Net Assets	148,317,499	165,629,797

NET ASSETS:
Beginning of period	390,245,661	224,615,864

End of period (a)	$538,563,160	$390,245,661

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	5,638,236	2,358,683
Class T1	10,704,280	21,287,426
Class L	287,201	231,190
Shares issued in reinvestment of distributions
Class T	55,397	147,373
Class T1	228,251	1,374,425
Class L	4,083	13,762
Shares redeemed
Class T	(1,096,839)	(1,472,303)
Class T1	(5,763,999)	(9,819,821)
Class L	(69,224)	(27,505)

Net Increase	9,987,386	14,093,230

(a) Including undistributed net investment income:	$143,106	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2015 Portfolio III

OPERATIONS:
Net investment income	$156,720	$160,630
Net realized gain (loss) on investments, affiliated	(10,526)	80,144
Net realized gain on investments, unaffiliated	41,652	101,453
Capital gain distributions received, affiliated	–	96,818
Capital gain distributions received, unaffiliated	–	35,776
Change in net unrealized appreciation (depreciation) on investments	626,041	(347,493)

Net Increase in Net Assets Resulting from Operations	813,887	127,328

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(110,769)	(102,751)
Class T1	(39,774)	(217,364)

From net investment income	(150,543)	(320,115)

From net realized gains
Class T	–	(19,468)
Class T1	–	(91,665)

From net realized gains	0	(111,133)

Total Distributions	(150,543)	(431,248)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	15,162,476	2,816,340
Class T1	395,379	3,943,473
Shares issued in reinvestment of distributions
Class T	110,769	122,219
Class T1	39,774	309,029
Shares redeemed
Class T	(1,304,384)	(117,238)
Class T1	(661,042)	(1,935,400)

Net Increase in Net Assets Resulting from Capital Share Transactions	13,742,972	5,138,423

Total Increase in Net Assets	14,406,316	4,834,503

NET ASSETS:
Beginning of period	9,538,133	4,703,630

End of period (a)	$23,944,449	$9,538,133

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,157,836	214,790
Class T1	29,563	308,056
Shares issued in reinvestment of distributions
Class T	8,567	9,729
Class T1	3,067	24,437
Shares redeemed
Class T	(98,114)	(8,796)
Class T1	(50,397)	(145,996)

Net Increase	1,050,522	402,220

(a) Including undistributed net investment income:	$6,177	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2025 Portfolio I

OPERATIONS:
Net investment income	$1,330,428	$3,084,376
Net realized gain on investments, affiliated	154,056	1,888,606
Net realized gain on investments, unaffiliated	129,272	2,867,405
Capital gain distributions received, affiliated	–	1,290,184
Capital gain distributions received, unaffiliated	–	486,036
Change in net unrealized appreciation (depreciation) on investments	6,875,883	(10,019,825)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,489,639	(403,218)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(434,471)	(2,208,645)
Class T1	(845,539)	(4,899,370)

From net investment income	(1,280,010)	(7,108,015)

From net realized gains
Class T	–	(512,241)
Class T1	–	(1,116,804)

From net realized gains	0	(1,629,045)

Total Distributions	(1,280,010)	(8,737,060)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	21,937,453	11,096,673
Class T1	39,498,380	56,038,798
Shares issued in reinvestment of distributions
Class T	434,471	2,720,886
Class T1	845,539	6,016,174
Shares redeemed
Class T	(5,258,945)	(9,297,886)
Class T1	(14,131,558)	(24,941,307)

Net Increase in Net Assets Resulting from Capital Share Transactions	43,325,340	41,633,338

Total Increase in Net Assets	50,534,969	32,493,060

NET ASSETS:
Beginning of period	137,827,780	105,334,720

End of period (a)	$188,362,749	$137,827,780

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,703,638	838,930
Class T1	3,069,440	4,221,819
Shares issued in reinvestment of distributions
Class T	34,318	219,028
Class T1	66,736	484,549
Shares redeemed
Class T	(408,012)	(703,898)
Class T1	(1,094,719)	(1,891,025)

Net Increase	3,371,401	3,169,403

(a) Including undistributed net investment income:	$50,418	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2025 Portfolio II

OPERATIONS:
Net investment income	$3,832,838	$8,922,217
Net realized gain on investments, affiliated	390,998	4,862,911
Net realized gain on investments, unaffiliated	402,112	8,570,853
Capital gain distributions received, affiliated	–	5,788,843
Capital gain distributions received, unaffiliated	–	2,067,242
Change in net unrealized appreciation (depreciation) on investments	27,314,316	(37,848,790)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,940,264	(7,636,724)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(646,395)	(1,801,617)
Class T1	(2,972,386)	(17,059,654)
Class L	(61,698)	(194,168)

From net investment income	(3,680,479)	(19,055,439)

From net realized gains
Class T	–	(597,452)
Class T1	–	(5,328,534)
Class L	–	(45,489)

From net realized gains	0	(5,971,475)

Total Distributions	(3,680,479)	(25,026,914)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	79,551,232	33,894,962
Class T1	188,438,519	318,139,741
Class L	5,562,742	4,283,525
Shares issued in reinvestment of distributions
Class T	646,395	2,399,069
Class T1	2,972,386	22,388,188
Class L	61,698	239,657
Shares redeemed
Class T	(12,731,994)	(27,200,461)
Class T1	(76,479,641)	(111,403,981)
Class L	(1,066,275)	(715,123)

Net Increase in Net Assets Resulting from Capital Share Transactions	186,955,062	242,025,577

Total Increase in Net Assets	215,214,847	209,361,939

NET ASSETS:
Beginning of period	493,392,381	284,030,442

End of period (a)	$708,607,228	$493,392,381

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	5,837,006	2,487,103
Class T1	13,921,320	23,220,857
Class L	596,631	446,317
Shares issued in reinvestment of distributions
Class T	48,785	185,073
Class T1	225,351	1,737,888
Class L	6,878	27,326
Shares redeemed
Class T	(930,001)	(2,018,413)
Class T1	(5,642,529)	(8,153,309)
Class L	(115,776)	(73,963)

Net Increase	13,947,665	17,858,879

(a) Including undistributed net investment income:	$152,359	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2025 Portfolio III

OPERATIONS:
Net investment income	$216,249	$207,130
Net realized gain (loss) on investments, affiliated	(84,159)	173,540
Net realized gain on investments, unaffiliated	11,240	161,658
Capital gain distributions received, affiliated	–	199,769
Capital gain distributions received, unaffiliated	–	72,396
Change in net unrealized appreciation (depreciation) on investments	1,167,948	(1,016,663)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,311,278	(202,170)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(170,748)	(264,256)
Class T1	(35,969)	(328,640)

From net investment income	(206,717)	(592,896)

From net realized gains
Class T	–	(17,506)
Class T1	–	(48,483)

From net realized gains	0	(65,989)

Total Distributions	(206,717)	(658,885)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	34,328,798	6,304,263
Class T1	1,393,534	6,943,244
Shares issued in reinvestment of distributions
Class T	170,748	281,762
Class T1	35,969	377,123
Shares redeemed
Class T	(3,553,464)	(499,697)
Class T1	(1,516,481)	(2,957,156)

Net Increase in Net Assets Resulting from Capital Share Transactions	30,859,104	10,449,539

Total Increase in Net Assets	31,963,665	9,588,484

NET ASSETS:
Beginning of period	15,456,142	5,867,655

End of period (a)	$47,419,807	$15,456,142

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,506,237	463,262
Class T1	99,939	504,472
Shares issued in reinvestment of distributions
Class T	12,790	21,733
Class T1	2,688	28,980
Shares redeemed
Class T	(256,566)	(37,205)
Class T1	(111,766)	(209,777)

Net Increase	2,253,322	771,465

(a) Including undistributed net investment income:	$9,562	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2035 Portfolio I

OPERATIONS:
Net investment income	$675,397	$1,844,972
Net realized gain on investments, affiliated	175,212	1,440,103
Net realized gain on investments, unaffiliated	84,235	2,358,494
Capital gain distributions received, affiliated	–	1,268,977
Capital gain distributions received, unaffiliated	–	458,532
Change in net unrealized appreciation (depreciation) on investments	5,820,601	(10,033,115)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,755,445	(2,662,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(209,534)	(1,521,964)
Class T1	(438,504)	(3,650,900)

From net investment income	(648,038)	(5,172,864)

From net realized gains
Class T	–	(327,783)
Class T1	–	(784,344)

From net realized gains	0	(1,112,127)

Total Distributions	(648,038)	(6,284,991)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	13,450,183	8,281,372
Class T1	30,880,501	47,286,104
Shares issued in reinvestment of distributions
Class T	209,534	1,849,747
Class T1	438,504	4,435,244
Shares redeemed
Class T	(3,961,099)	(5,200,364)
Class T1	(14,125,329)	(16,804,338)

Net Increase in Net Assets Resulting from Capital Share Transactions	26,892,294	39,847,765

Total Increase in Net Assets	32,999,701	30,900,737

NET ASSETS:
Beginning of period	101,672,266	70,771,529

End of period (a)	$134,671,967	$101,672,266

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	995,315	595,416
Class T1	2,293,902	3,373,641
Shares issued in reinvestment of distributions
Class T	15,971	143,962
Class T1	33,397	345,239
Shares redeemed
Class T	(294,380)	(374,039)
Class T1	(1,045,950)	(1,208,044)

Net Increase	1,998,255	2,876,175

(a) Including undistributed net investment income:	$27,360	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2035 Portfolio II

OPERATIONS:
Net investment income	$1,649,651	$4,880,551
Net realized gain on investments, affiliated	51,415	3,790,946
Net realized gain on investments, unaffiliated	129,586	6,671,120
Capital gain distributions received, affiliated	–	4,702,677
Capital gain distributions received, unaffiliated	–	1,679,948
Change in net unrealized appreciation (depreciation) on investments	20,861,405	(33,281,116)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,692,057	(11,555,874)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(251,563)	(1,081,368)
Class T1	(1,303,228)	(11,870,306)
Class L	(22,415)	(112,385)

From net investment income	(1,577,206)	(13,064,059)

From net realized gains
Class T	–	(372,168)
Class T1	–	(3,938,753)
Class L	–	(27,636)

From net realized gains	0	(4,338,557)

Total Distributions	(1,577,206)	(17,402,616)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	46,010,741	20,820,081
Class T1	129,038,233	219,632,967
Class L	3,500,995	2,097,571
Shares issued in reinvestment of distributions
Class T	251,563	1,453,536
Class T1	1,303,228	15,809,059
Class L	22,415	140,021
Shares redeemed
Class T	(6,863,561)	(14,286,258)
Class T1	(50,830,482)	(78,513,162)
Class L	(1,076,002)	(242,054)

Net Increase in Net Assets Resulting from Capital Share Transactions	121,357,130	166,911,761

Total Increase in Net Assets	142,471,981	137,953,271

NET ASSETS:
Beginning of period	329,514,188	191,560,917

End of period (a)	$471,986,169	$329,514,188

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	3,278,076	1,476,909
Class T1	9,260,694	15,442,952
Class L	388,713	222,079
Shares issued in reinvestment of distributions
Class T	18,634	110,252
Class T1	96,750	1,203,758
Class L	2,591	16,575
Shares redeemed
Class T	(490,284)	(1,032,188)
Class T1	(3,630,512)	(5,542,659)
Class L	(119,051)	(25,978)

Net Increase	8,805,611	11,871,700

(a) Including undistributed net investment income:	$72,445	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2035 Portfolio III

OPERATIONS:
Net investment income	$138,364	$144,362
Net realized gain (loss) on investments, affiliated	(30,008)	105,677
Net realized gain on investments, unaffiliated	25,959	124,908
Capital gain distributions received, affiliated	–	166,623
Capital gain distributions received, unaffiliated	–	63,256
Change in net unrealized appreciation (depreciation) on investments	950,777	(466,507)

Net Increase in Net Assets Resulting from Operations	1,085,092	138,319

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(106,200)	(97,867)
Class T1	(25,236)	(297,920)

From net investment income	(131,436)	(395,787)

From net realized gains
Class T	–	(10,758)
Class T1	–	(46,502)

From net realized gains	0	(57,260)

Total Distributions	(131,436)	(453,047)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	33,243,251	2,702,619
Class T1	1,291,998	7,389,737
Shares issued in reinvestment of distributions
Class T	106,200	108,625
Class T1	25,236	344,422
Shares redeemed
Class T	(1,625,940)	(65,860)
Class T1	(1,059,981)	(1,515,686)

Net Increase in Net Assets Resulting from Capital Share Transactions	31,980,764	8,963,857

Total Increase in Net Assets	32,934,420	8,649,129

NET ASSETS:
Beginning of period	12,051,999	3,402,870

End of period (a)	$44,986,419	$12,051,999

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,371,100	195,308
Class T1	90,880	559,207
Shares issued in reinvestment of distributions
Class T	7,815	8,234
Class T1	1,856	26,084
Shares redeemed
Class T	(112,724)	(4,705)
Class T1	(75,507)	(106,948)

Net Increase	2,283,420	677,180

(a) Including undistributed net investment income:	$6,928	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2045 Portfolio I

OPERATIONS:
Net investment income	$239,844	$761,070
Net realized gain on investments, affiliated	53,440	646,441
Net realized gain on investments, unaffiliated	22,047	1,100,152
Capital gain distributions received, affiliated	–	618,362
Capital gain distributions received, unaffiliated	–	233,223
Change in net unrealized appreciation (depreciation) on investments	2,848,695	(5,065,701)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,164,026	(1,706,453)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(77,332)	(698,868)
Class T1	(152,014)	(1,509,210)

From net investment income	(229,346)	(2,208,078)

From net realized gains
Class T	–	(194,027)
Class T1	–	(417,241)

From net realized gains	0	(611,268)

Total Distributions	(229,346)	(2,819,346)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,591,916	4,734,655
Class T1	14,658,731	23,744,611
Shares issued in reinvestment of distributions
Class T	77,332	892,895
Class T1	152,014	1,926,451
Shares redeemed
Class T	(2,225,267)	(2,841,881)
Class T1	(5,520,465)	(8,347,474)

Net Increase in Net Assets Resulting from Capital Share Transactions	13,734,261	20,109,257

Total Increase in Net Assets	16,668,941	15,583,458

NET ASSETS:
Beginning of period	46,405,018	30,821,560

End of period (a)	$63,073,959	$46,405,018

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	480,031	335,442
Class T1	1,073,621	1,676,717
Shares issued in reinvestment of distributions
Class T	5,832	68,809
Class T1	11,473	148,603
Shares redeemed
Class T	(162,183)	(202,169)
Class T1	(401,803)	(596,749)

Net Increase	1,006,971	1,430,653

(a) Including undistributed net investment income:	$10,498	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2045 Portfolio II

OPERATIONS:
Net investment income	$625,129	$2,012,373
Net realized gain (loss) on investments, affiliated	(81,816)	1,567,634
Net realized gain (loss) on investments, unaffiliated	(763)	2,593,701
Capital gain distributions received, affiliated	–	2,047,288
Capital gain distributions received, unaffiliated	–	789,310
Change in net unrealized appreciation (depreciation) on investments	9,160,864	(15,197,006)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,703,414	(6,186,700)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(120,978)	(494,601)
Class T1	(649,657)	(4,788,494)
Class L	(4,963)	(24,030)

From net investment income	(775,598)	(5,307,125)

From net realized gains
Class T	–	(194,944)
Class T1	–	(1,654,198)
Class L	–	(6,637)

From net realized gains	0	(1,855,779)

Total Distributions	(775,598)	(7,162,904)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	28,928,597	9,122,856
Class T1	63,929,245	105,337,719
Class L	1,250,724	585,019
Shares issued in reinvestment of distributions
Class T	120,978	689,545
Class T1	649,657	6,442,692
Class L	4,963	30,667
Shares redeemed
Class T	(3,077,314)	(11,274,321)
Class T1	(20,548,675)	(29,871,146)
Class L	(525,061)	(161,871)

Net Increase in Net Assets Resulting from Capital Share Transactions	70,733,114	80,901,160

Total Increase in Net Assets	79,660,930	67,551,556

NET ASSETS:
Beginning of period	143,611,524	76,059,968

End of period (a)	$223,272,454	$143,611,524

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,039,124	639,847
Class T1	4,546,366	7,357,644
Class L	138,695	62,638
Shares issued in reinvestment of distributions
Class T	8,895	51,884
Class T1	48,052	488,717
Class L	578	3,667
Shares redeemed
Class T	(217,886)	(816,783)
Class T1	(1,457,834)	(2,095,201)
Class L	(59,619)	(17,667)

Net Increase	5,046,371	5,674,746

(a) Including (overdistributed) net investment income:	$(150,469)	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2045 Portfolio III

OPERATIONS:
Net investment income	$72,519	$54,398
Net realized gain (loss) on investments, affiliated	(25,201)	33,095
Net realized gain on investments, unaffiliated	8,795	39,759
Capital gain distributions received, affiliated	–	60,113
Capital gain distributions received, unaffiliated	–	24,390
Change in net unrealized appreciation (depreciation) on investments	299,282	(129,825)

Net Increase in Net Assets Resulting from Operations	355,395	81,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(59,453)	(26,208)
Class T1	(9,301)	(113,504)

From net investment income	(68,754)	(139,712)

From net realized gains
Class T	–	(3,553)
Class T1	–	(17,326)

From net realized gains	0	(20,879)

Total Distributions	(68,754)	(160,591)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	22,099,732	691,418
Class T1	684,509	3,282,563
Shares issued in reinvestment of distributions
Class T	59,453	29,761
Class T1	9,301	130,830
Shares redeemed
Class T	(1,007,689)	(113,166)
Class T1	(353,776)	(586,965)

Net Increase in Net Assets Resulting from Capital Share Transactions	21,491,530	3,434,441

Total Increase in Net Assets	21,778,171	3,355,780

NET ASSETS:
Beginning of period	4,522,852	1,167,072

End of period (a)	$26,301,023	$4,522,852

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,556,656	49,844
Class T1	48,130	248,148
Shares issued in reinvestment of distributions
Class T	4,346	2,236
Class T1	680	9,846
Shares redeemed
Class T	(70,136)	(8,185)
Class T1	(24,884)	(41,620)

Net Increase	1,514,792	260,269

(a) Including undistributed net investment income:	$3,765	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2055 Portfolio I

OPERATIONS:
Net investment income	$64,520	$218,648
Net realized gain on investments, affiliated	23,069	286,336
Net realized gain on investments, unaffiliated	190	361,109
Capital gain distributions received, affiliated	–	171,211
Capital gain distributions received, unaffiliated	–	69,515
Change in net unrealized appreciation (depreciation) on investments	751,707	(1,638,642)

Net Increase (Decrease) in Net Assets Resulting from Operations	839,486	(531,823)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(23,913)	(331,969)
Class T1	(37,796)	(496,539)

From net investment income	(61,709)	(828,508)

From net realized gains
Class T	–	(56,796)
Class T1	–	(83,569)

From net realized gains	0	(140,365)

Total Distributions	(61,709)	(968,873)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,085,275	2,421,999
Class T1	5,052,844	6,880,646
Shares issued in reinvestment of distributions
Class T	23,913	388,765
Class T1	37,796	580,108
Shares redeemed
Class T	(1,060,882)	(1,743,450)
Class T1	(1,889,582)	(3,029,180)

Net Increase in Net Assets Resulting from Capital Share Transactions	4,249,364	5,498,888

Total Increase in Net Assets	5,027,141	3,998,192

NET ASSETS:
Beginning of period	13,267,980	9,269,788

End of period (a)	$18,295,121	$13,267,980

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	155,080	171,531
Class T1	374,820	487,054
Shares issued in reinvestment of distributions
Class T	1,841	30,541
Class T1	2,912	45,662
Shares redeemed
Class T	(79,469)	(123,712)
Class T1	(141,601)	(214,620)

Net Increase	313,583	396,456

(a) Including undistributed net investment income:	$2,811	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2055 Portfolio II

OPERATIONS:
Net investment income	$125,237	$452,007
Net realized gain on investments, affiliated	6,361	358,392
Net realized gain (loss) on investments, unaffiliated	(28,657)	554,289
Capital gain distributions received, affiliated	–	441,754
Capital gain distributions received, unaffiliated	–	177,302
Change in net unrealized appreciation (depreciation) on investments	1,905,046	(3,420,676)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,007,987	(1,436,932)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(19,654)	(135,377)
Class T1	(98,862)	(1,250,957)
Class L	(923)	(4,127)

From net investment income	(119,439)	(1,390,461)

From net realized gains
Class T	–	(26,613)
Class T1	–	(222,340)
Class L	–	(442)

From net realized gains	0	(249,395)

Total Distributions	(119,439)	(1,639,856)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,582,907	2,446,739
Class T1	19,503,919	25,284,394
Class L	276,967	70,553
Shares issued in reinvestment of distributions
Class T	19,654	161,990
Class T1	98,862	1,473,297
Class L	923	4,569
Shares redeemed
Class T	(973,126)	(1,561,300)
Class T1	(8,453,511)	(8,028,330)
Class L	(116,428)	(8,099)

Net Increase in Net Assets Resulting from Capital Share Transactions	14,940,167	19,843,813

Total Increase in Net Assets	16,828,715	16,767,025

NET ASSETS:
Beginning of period	32,946,794	16,179,769

End of period (a)	$49,775,509	$32,946,794

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	320,691	170,696
Class T1	1,387,958	1,771,541
Class L	31,366	7,490
Shares issued in reinvestment of distributions
Class T	1,454	12,250
Class T1	7,339	112,028
Class L	108	549
Shares redeemed
Class T	(70,168)	(110,840)
Class T1	(606,767)	(563,470)
Class L	(13,153)	(869)

Net Increase	1,058,828	1,399,375

(a) Including undistributed net investment income:	$5,798	$0

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Lifetime 2055 Portfolio III

OPERATIONS:
Net investment income	$5,276	$10,663
Net realized gain (loss) on investments, affiliated	(6,783)	4,975
Net realized gain (loss) on investments, unaffiliated	(2,375)	2,904
Capital gain distributions received, affiliated	–	11,019
Capital gain distributions received, unaffiliated	–	4,615
Change in net unrealized appreciation (depreciation) on investments	52,746	(69,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	48,864	(35,817)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,060)	(1,103)
Class T1	(1,940)	(9,426)

From net investment income	(5,000)	(10,529)

From net realized gains
Class T	–	(188)
Class T1	–	(1,022)

From net realized gains	0	(1,210)

Total Distributions	(5,000)	(11,739)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,224,131	138,986
Class T1	291,175	701,057
Shares issued in reinvestment of distributions
Class T	3,060	1,291
Class T1	1,940	10,448
Shares redeemed
Class T	(63,864)	(113,403)
Class T1	(93,024)	(31,261)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,363,418	707,118

Total Increase in Net Assets	1,407,282	659,562

NET ASSETS:
Beginning of period	833,970	174,408

End of period (a)	$2,241,252	$833,970

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	85,162	9,599
Class T1	20,133	49,847
Shares issued in reinvestment of distributions
Class T	222	96
Class T1	141	780
Shares redeemed
Class T	(4,430)	(7,931)
Class T1	(6,656)	(2,260)

Net Increase	94,572	50,131

(a) Including undistributed net investment income:	$416	$140

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2015 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$11.91		$12.44	$11.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.69	0.27	0.21
Capital gain distributions received	–		0.12	0.04	0.01
Net realized and unrealized gain (loss)	0.51		(0.52)	0.91	1.61

Total Income From Investment Operations	0.62		0.29	1.22	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.66)	(0.32)	(0.19)
From net realized gains	–		(0.16)	(0.10)	–

Total Distributions	(0.10)		(0.82)	(0.42)	(0.19)

NET ASSET VALUE, END OF PERIOD	$12.43		$11.91	$12.44	$11.64

TOTAL RETURN(b)	5.26%	(c)	2.27%	10.68%	18.37%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$49,614		$28,788	$25,585	$3,625
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.90%	(e)	2.78%	3.08%	7.65%	(e)
Portfolio turnover rate(f)	10%	(c)	62%	48%	18%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2015 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$11.95		$12.50	$11.64		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.64	0.27		0.19
Capital gain distributions received	–		0.12	0.04		0.01
Net realized and unrealized gain (loss)	0.52		(0.50)	0.91		1.63

Total Income From Investment Operations	0.62		0.26	1.22		1.83

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.65)	(0.26)		(0.19)
From net realized gains	–		(0.16)	(0.10)		–

Total Distributions	(0.10)		(0.81)	(0.36)		(0.19)

NET ASSET VALUE, END OF PERIOD	$12.47		$11.95	$12.50		$11.64

TOTAL RETURN(b)	5.20%	(d)	2.15%	10.63%	(c)	18.37%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$107,902		$81,643	$58,747		$10,546
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	1.82%	(f)	2.74%
Before waiver	N/A		N/A	3.01%		8.02%	(f)
After waiver	N/A		N/A	3.01%		8.03%	(f)
Portfolio turnover rate(g)	10%	(d)	62%	48%		18%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2015 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.41		$12.88	$11.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.54	0.25	0.18
Capital gain distributions received	–		0.15	0.04	0.01
Net realized and unrealized gain (loss)	0.62		(0.50)	1.07	1.85

Total Income From Investment Operations	0.71		0.19	1.36	2.04

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.54)	(0.25)	(0.18)
From net realized gains	–		(0.12)	(0.09)	–

Total Distributions	(0.09)		(0.66)	(0.34)	(0.18)

NET ASSET VALUE, END OF PERIOD	$13.03		$12.41	$12.88	$11.86

TOTAL RETURN(b)	5.69%	(c)	1.49%	11.59%	20.48%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$98,826		$37,125	$25,210	$3,353
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.84%	(e)	2.67%	2.84%	7.61%	(e)
Portfolio turnover rate(f)	8%	(c)	52%	37%	104%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2015 Portfolio II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.40		$12.88	$11.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.54	0.23		0.19
Capital gain distributions received	–		0.15	0.04		0.01
Net realized and unrealized gain (loss)	0.61		(0.51)	1.08		1.84

Total Income From Investment Operations	0.70		0.18	1.35		2.04

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.54)	(0.24)		(0.18)
From net realized gains	–		(0.12)	(0.09)		–

Total Distributions	(0.09)		(0.66)	(0.33)		(0.18)

NET ASSET VALUE, END OF PERIOD	$13.01		$12.40	$12.88		$11.86

TOTAL RETURN(b)	5.64%	(d)	1.34%	11.50%	(c)	20.53%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$435,561		$351,144	$199,406		$19,018
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	1.54%	(f)	2.68%
Before waiver	N/A		N/A	2.82%		7.17%	(f)
After waiver	N/A		N/A	2.82%		7.17%	(f)
Portfolio turnover rate(g)	8%	(d)	52%	37%		104%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011 (a)
Maxim Lifetime 2015 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.09		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.61
Capital gain distributions received	–		0.10
Net realized and unrealized gain (loss)	0.44		(0.95)

Total Income (Loss) From Investment Operations	0.50		(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.61)
From net realized gains	–		(0.06)

Total Distributions	(0.09)		(0.67)

NET ASSET VALUE, END OF PERIOD	$9.50		$9.09

TOTAL RETURN(b)	5.50%	(c) (d)	(2.39%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$4,176		$1,976
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)	0.37%	(f)
After waiver	0.37%	(f)	0.37%	(f)
Ratio of net investment income to average net assets
Before waiver	1.76%	(f)	3.95%	(f)
After waiver	1.76%	(f)	3.96%	(f)
Portfolio turnover rate(g)	8%	(c)	52%	(c)

(a)	Class L inception date was April 7, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2015 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.55		$13.24	$12.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.49	0.19	0.20
Capital gain distributions received	–		0.16	0.04	0.01
Net realized and unrealized gain (loss)	0.67		(0.61)	1.27	2.09

Total Income From Investment Operations	0.76		0.04	1.50	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.53)	(0.18)	(0.17)
From net realized gains	–		(0.20)	(0.21)	–

Total Distributions	(0.09)		(0.73)	(0.39)	(0.17)

NET ASSET VALUE, END OF PERIOD	$13.22		$12.55	$13.24	$12.13

TOTAL RETURN(b)	6.12%	(c)	0.31%	12.55%	23.07%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$17,182		$2,900	$204	$20
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.55%	(e)	5.64%	2.39%	3.14%	(e)
Portfolio turnover rate(f)	11%	(c)	78%	64%	65%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2015 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.58		$13.19	$12.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.44	0.21		0.17
Capital gain distributions received	–		0.18	0.04		0.01
Net realized and unrealized gain (loss)	0.69		(0.59)	1.23		2.12

Total Income From Investment Operations	0.77		0.03	1.48		2.30

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.44)	(0.21)		(0.17)
From net realized gains	–		(0.20)	(0.21)		–

Total Distributions	(0.08)		(0.64)	(0.42)		(0.17)

NET ASSET VALUE, END OF PERIOD	$13.27		$12.58	$13.19		$12.13

TOTAL RETURN(b)	6.04%	(d)	0.35%	12.38%	(c)	23.07%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$6,762		$6,638	$4,499		$1,535
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	1.18%	(f)	2.31%
Before waiver	N/A		N/A	2.56%		5.57%	(f)
After waiver	N/A		N/A	2.56%		5.58%	(f)
Portfolio turnover rate(g)	11%	(d)	78%	64%		65%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2025 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.30		$13.11	$12.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.69	0.24	0.19
Capital gain distributions received	–		0.16	0.04	0.01
Net realized and unrealized gain (loss)	0.61		(0.82)	1.18	2.00

Total Income From Investment Operations	0.71		0.03	1.46	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.68)	(0.28)	(0.17)
From net realized gains	–		(0.16)	(0.10)	–

Total Distributions	(0.09)		(0.84)	(0.38)	(0.17)

NET ASSET VALUE, END OF PERIOD	$12.92		$12.30	$13.11	$12.03

TOTAL RETURN(b)	5.80%	(c)	0.22%	12.26%	22.15%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$61,548		$42,230	$40,346	$5,517
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.64%	(e)	2.43%	2.78%	5.49%	(e)
Portfolio turnover rate(f)	6%	(c)	54%	42%	24%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2025 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.31		$13.13	$12.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.67	0.24		0.17
Capital gain distributions received	–		0.16	0.04		0.01
Net realized and unrealized gain (loss)	0.62		(0.81)	1.15		2.02

Total Income From Investment Operations	0.71		0.02	1.43		2.20

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.68)	(0.23)		(0.17)
From net realized gains	–		(0.16)	(0.10)		–

Total Distributions	(0.09)		(0.84)	(0.33)		(0.17)

NET ASSET VALUE, END OF PERIOD	$12.93		$12.31	$13.13		$12.03

TOTAL RETURN(b)	5.76%	(d)	0.17%	12.03%	(c)	22.15%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$126,815		$95,598	$64,989		$10,814
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	1.55%	(f)	2.48%
Before waiver	N/A		N/A	2.77%		6.37%	(f)
After waiver	N/A		N/A	2.77%		6.37%	(f)
Portfolio turnover rate(g)	6%	(d)	54%	42%		24%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2025 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.86		$13.68	$12.35	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.49	0.21	0.16
Capital gain distributions received	–		0.22	0.04	0.01
Net realized and unrealized gain (loss)	0.74		(0.84)	1.36	2.33

Total Income (Loss) From Investment Operations	0.82		(0.13)	1.61	2.50

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.52)	(0.19)	(0.15)
From net realized gains	–		(0.17)	(0.09)	–

Total Distributions	(0.08)		(0.69)	(0.28)	(0.15)

NET ASSET VALUE, END OF PERIOD	$13.60		$12.86	$13.68	$12.35

TOTAL RETURN(b)	6.28%	(c)	(1.00%)	13.23%	25.14%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$116,716		$46,667	$40,717	$20,100
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.41%	(e)	2.02%	2.06%	12.62%	(e)
Portfolio turnover rate(f)	5%	(c)	50%	33%	14%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2025 Portfolio II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.80		$13.66	$12.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.53	0.20		0.15
Capital gain distributions received	–		0.20	0.04		0.01
Net realized and unrealized gain (loss)	0.74		(0.89)	1.37		2.33

Total Income (Loss) From Investment Operations	0.81		(0.16)	1.61		2.49

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.53)	(0.20)		(0.15)
From net realized gains	–		(0.17)	(0.09)		–

Total Distributions	(0.07)		(0.70)	(0.29)		(0.15)

NET ASSET VALUE, END OF PERIOD	$13.54		$12.80	$13.66		$12.34

TOTAL RETURN(b)	6.26%	(d)	(1.18%)	13.26%	(c)	25.04%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$583,727		$443,236	$243,313		$26,103
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	1.20%	(f)	2.25%
Before waiver	N/A		N/A	2.37%		6.02%	(f)
After waiver	N/A		N/A	2.37%		6.02%	(f)
Portfolio turnover rate(g)	5%	(d)	50%	33%		14%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011 (a)
Maxim Lifetime 2025 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.73		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.58
Capital gain distributions received	–		0.13
Net realized and unrealized gain (loss)	0.50		(1.27)

Total Income (Loss) From Investment Operations	0.54		(0.56)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.58)
From net realized gains	–		(0.13)

Total Distributions	(0.07)		(0.71)

NET ASSET VALUE, END OF PERIOD	$9.20		$8.73

TOTAL RETURN(b)	6.21%	(c)	(5.69%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$8,164		$3,489
Ratio of expenses to average net assets(e)	0.37%	(f)
Before waiver	N/A		0.37%	(f)
After waiver	N/A		0.37%	(f)
Ratio of net investment income to average net assets	1.30%	(f)
Before waiver	N/A		3.38%	(f)
After waiver	N/A		3.38%	(f)
Portfolio turnover rate(g)	5%	(c)	50%	(c)

(a)	Class L inception date was April 7, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2025 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.94		$13.94	$12.61	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.56	0.16	0.15
Capital gain distributions received	–		0.22	0.04	0.01
Net realized and unrealized gain (loss)	0.81		(1.11)	1.58	2.59

Total Income (Loss) From Investment Operations	0.87		(0.33)	1.78	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.58)	(0.15)	(0.14)
From net realized gains	–		(0.09)	(0.30)	–

Total Distributions	(0.06)		(0.67)	(0.45)	(0.14)

NET ASSET VALUE, END OF PERIOD	$13.75		$12.94	$13.94	$12.61

TOTAL RETURN(b)	6.75%	(c)	(2.34%)	14.32%	27.63%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$38,202		$6,666	$939	$166
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.07%	(e)	4.20%	2.15%	5.71%	(e)
Portfolio turnover rate(f)	12%	(c)	83%	84%	108%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2025 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.97		$13.92	$12.61		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.52	0.15		0.14
Capital gain distributions received	–		0.24	0.03		0.01
Net realized and unrealized gain (loss)	0.82		(1.10)	1.58		2.60

Total Income (Loss) From Investment Operations	0.87		(0.34)	1.76		2.75

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.52)	(0.15)		(0.14)
From net realized gains	–		(0.09)	(0.30)		–

Total Distributions	(0.05)		(0.61)	(0.45)		(0.14)

NET ASSET VALUE, END OF PERIOD	$13.79		$12.97	$13.92		$12.61

TOTAL RETURN(b)	6.75%	(d)	(2.38%)	14.14%	(c)	27.63%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$9,218		$8,790	$4,928		$2,016
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	0.82%	(f)	2.05%
Before waiver	N/A		N/A	1.76%		4.85%	(f)
After waiver	N/A		N/A	1.76%		4.86%	(f)
Portfolio turnover rate(g)	12%	(d)	83%	84%		108%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2035 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.74		$13.87	$12.49	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.72	0.19	0.17
Capital gain distributions received	–		0.22	0.04	0.01
Net realized and unrealized gain (loss)	0.76		(1.22)	1.48	2.46

Total Income (Loss) From Investment Operations	0.83		(0.28)	1.71	2.64

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.70)	(0.23)	(0.15)
From net realized gains	–		(0.15)	(0.10)	–

Total Distributions	(0.07)		(0.85)	(0.33)	(0.15)

NET ASSET VALUE, END OF PERIOD	$13.50		$12.74	$13.87	$12.49

TOTAL RETURN(b)	6.52%	(c)	(2.02%)	13.80%	26.50%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$41,013		$29,585	$27,133	$2,319
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	1.17%	(e)	1.98%	2.46%	6.44%	(e)
Portfolio turnover rate(f)	7%	(c)	53%	44%	9%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2035 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.75		$13.89	$12.48		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.68	0.19		0.15
Capital gain distributions received	–		0.22	0.04		0.01
Net realized and unrealized gain (loss)	0.76		(1.20)	1.46		2.47

Total Income (Loss) From Investment Operations	0.82		(0.30)	1.69		2.63

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.69)	(0.18)		(0.15)
From net realized gains	–		(0.15)	(0.10)		–

Total Distributions	(0.06)		(0.84)	(0.28)		(0.15)

NET ASSET VALUE, END OF PERIOD	$13.51		$12.75	$13.89		$12.48

TOTAL RETURN(b)	6.47%	(d)	(2.12%)	13.69%	(c)	26.40%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$93,659		$72,088	$43,639		$7,346
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	1.06%	(f)	2.03%
Before waiver	N/A		N/A	2.17%		5.77%	(f)
After waiver	N/A		N/A	2.17%		5.77%	(f)
Portfolio turnover rate(g)	7%	(d)	53%	44%		9%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2035 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.10		$14.29	$12.72	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.54	0.17	0.10
Capital gain distributions received	–		0.26	0.04	0.01
Net realized and unrealized gain (loss)	0.85		(1.25)	1.62	2.71

Total Income (Loss) From Investment Operations	0.90		(0.45)	1.83	2.82

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.55)	(0.16)	(0.10)
From net realized gains	–		(0.19)	(0.10)	–

Total Distributions	(0.05)		(0.74)	(0.26)	(0.10)

NET ASSET VALUE, END OF PERIOD	$13.95		$13.10	$14.29	$12.72

TOTAL RETURN(b)	6.90%	(c)	(3.17%)	14.60%	28.19%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$68,184		$27,285	$21,833	$8,028
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	0.94%	(e)	1.66%	1.72%	11.71%	(e)
Portfolio turnover rate(f)	4%	(c)	51%	36%	13%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2035 Portfolio II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.07		$14.27	$12.72		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.55	0.16		0.10
Capital gain distributions received	–		0.25	0.04		0.01
Net realized and unrealized gain (loss)	0.84		(1.26)	1.62		2.71

Total Income (Loss) From Investment Operations	0.89		(0.46)	1.82		2.82

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.55)	(0.16)		(0.10)
From net realized gains	–		(0.19)	(0.11)		–

Total Distributions	(0.05)		(0.74)	(0.27)		(0.10)

NET ASSET VALUE, END OF PERIOD	$13.91		$13.07	$14.27		$12.72

TOTAL RETURN(b)	6.87%	(d)	(3.30%)	14.41%	(c)	28.19%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$399,470		$300,439	$169,728		$21,191
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.22%	(f)
Ratio of net investment income to average net assets	0.77%	(f)	1.80%
Before waiver	N/A		N/A	1.86%		5.20%	(f)
After waiver	N/A		N/A	1.86%		5.20%	(f)
Portfolio turnover rate(g)	4%	(d)	51%	36%		13%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011 (a)
Maxim Lifetime 2035 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.41		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.60
Capital gain distributions received	–		0.16
Net realized and unrealized gain (loss)	0.54		(1.61)

Total Income (Loss) From Investment Operations	0.57		(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.60)
From net realized gains	–		(0.14)

Total Distributions	(0.05)		(0.74)

NET ASSET VALUE, END OF PERIOD	$8.93		$8.41

TOTAL RETURN(b)	6.76%	(c) (d)	(8.50%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$4,331		$1,789
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)	0.37%	(f)
After waiver	0.37%	(f)	0.37%	(f)
Ratio of net investment income to average net assets
Before waiver	0.78%	(f)	3.04%	(f)
After waiver	0.78%	(f)	3.04%	(f)
Portfolio turnover rate(g)	4%	(c)	51%	(c)

(a)	Class L inception date was April 7, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2035 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.18		$14.39	$12.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.44	0.14	0.14
Capital gain distributions received	–		0.24	0.04	0.01
Net realized and unrealized gain (loss)	0.89		(1.22)	1.75	2.82

Total Income (Loss) From Investment Operations	0.93		(0.54)	1.93	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.56)	(0.04)	(0.13)
From net realized gains	–		(0.11)	(0.34)	–

Total Distributions	(0.04)		(0.67)	(0.38)	(0.13)

NET ASSET VALUE, END OF PERIOD	$14.07		$13.18	$14.39	$12.84

TOTAL RETURN(b)	7.17%	(c)	(3.79%)	15.14%	29.81%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$34,961		$2,887	$291	$30
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	0.76%	(e)	4.38%	1.67%	2.43%	(e)
Portfolio turnover rate(f)	7%	(c)	64%	81%	27%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2035 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.19		$14.38	$12.84		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.42	0.12		0.13
Capital gain distributions received	–		0.25	0.03		0.01
Net realized and unrealized gain (loss)	0.89		(1.24)	1.76		2.83

Total Income (Loss) From Investment Operations	0.93		(0.57)	1.91		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.51)	(0.03)		(0.13)
From net realized gains	–		(0.11)	(0.34)		–

Total Distributions	(0.04)		(0.62)	(0.37)		(0.13)

NET ASSET VALUE, END OF PERIOD	$14.08		$13.19	$14.38		$12.84

TOTAL RETURN(b)	7.02%	(d)	(3.93%)	15.05%	(c)	29.81%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$10,025		$9,165	$3,111		$1,202
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	0.54%	(f)	2.46%
Before waiver	N/A		N/A	1.42%		5.78%	(f)
After waiver	N/A		N/A	1.42%		5.78%	(f)
Portfolio turnover rate(g)	7%	(d)	64%	81%		27%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2045 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.88		$14.18	$12.67	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.67	0.19	0.14
Capital gain distributions received	–		0.24	0.04	0.01
Net realized and unrealized gain (loss)	0.80		(1.37)	1.58	2.66

Total Income (Loss) From Investment Operations	0.85		(0.46)	1.81	2.81

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.66)	(0.20)	(0.14)
From net realized gains	–		(0.18)	(0.10)	–

Total Distributions	(0.05)		(0.84)	(0.30)	(0.14)

NET ASSET VALUE, END OF PERIOD	$13.68		$12.88	$14.18	$12.67

TOTAL RETURN(b)	6.64%	(c)	(3.21%)	14.37%	28.18%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$19,837		$14,503	$13,104	$1,881
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	0.91%	(e)	1.79%	2.15%	8.89%	(e)
Portfolio turnover rate(f)	6%	(c)	52%	41%	25%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2045 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.88		$14.19	$12.66		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.65	0.17		0.15
Capital gain distributions received	–		0.23	0.04		0.01
Net realized and unrealized gain (loss)	0.80		(1.35)	1.59		2.64

Total Income (Loss) From Investment Operations	0.85		(0.47)	1.80		2.80

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.66)	(0.17)		(0.14)
From net realized gains	–		(0.18)	(0.10)		–

Total Distributions	(0.05)		(0.84)	(0.27)		(0.14)

NET ASSET VALUE, END OF PERIOD	$13.68		$12.88	$14.19		$12.66

TOTAL RETURN(b)	6.60%	(d)	(3.31%)	14.28%	(c)	28.07%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$43,237		$31,902	$17,717		$2,605
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	0.82%	(f)	1.85%
Before waiver	N/A		N/A	1.94%		5.51%	(f)
After waiver	N/A		N/A	1.94%		5.51%	(f)
Portfolio turnover rate(g)	6%	(d)	52%	41%		25%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
Maxim Lifetime 2045 Portfolio II - Class T	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$13.21		$14.48	$12.82	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.49	0.16	0.13
Capital gain distributions received	–		0.30	0.03	0.01
Net realized and unrealized gain (loss)	0.87		(1.38)	1.72	2.81

Total Income (Loss) From Investment Operations	0.91		(0.59)	1.91	2.95

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.50)	(0.15)	(0.13)
From net realized gains	–		(0.18)	(0.10)	–

Total Distributions	(0.04)		(0.68)	(0.25)	(0.13)

NET ASSET VALUE, END OF PERIOD	$14.08		$13.21	$14.48	$12.82

TOTAL RETURN(b)	6.92%	(c)	(4.08%)	15.00%	29.61%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$40,134		$13,480	$16,577	$7,238
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	0.78%	(e)	1.31%	1.51%	14.17%	(e)
Portfolio turnover rate(f)	3%	(c)	54%	35%	22%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
Maxim Lifetime 2045 Portfolio II - Class T1	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$13.15		$14.45	$12.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.53	0.15		0.13
Capital gain distributions received	–		0.26	0.03		0.01
Net realized and unrealized gain (loss)	0.86		(1.38)	1.71		2.80

Total Income (Loss) From Investment Operations	0.90		(0.59)	1.89		2.94

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.53)	(0.15)		(0.13)
From net realized gains	–		(0.18)	(0.10)		–

Total Distributions	(0.05)		(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF PERIOD	$14.00		$13.15	$14.45		$12.81

TOTAL RETURN(b)	6.86%	(d)	(4.09%)	14.83%	(c)	29.51%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$182,000		$129,725	$59,483		$6,272
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	0.62%	(f)	1.81%
Before waiver	N/A		N/A	1.81%		6.14%	(f)
After waiver	N/A		N/A	1.81%		6.14%	(f)
Portfolio turnover rate(g)	3%	(d)	54%	35%		22%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011 (a)
Maxim Lifetime 2045 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.57
Capital gain distributions received	–		0.16
Net realized and unrealized gain (loss)	0.55		(1.66)

Total Income (Loss) From Investment Operations	0.57		(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.57)
From net realized gains	–		(0.15)

Total Distributions	(0.04)		(0.72)

NET ASSET VALUE, END OF PERIOD	$8.88		$8.35

TOTAL RETURN(b)	6.84%	(c) (d)	(9.38%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,139		$406
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)	0.37%	(f)
After waiver	0.37%	(f)	0.36%	(f)
Ratio of net investment income to average net assets
Before waiver	0.75%	(f)	3.03%	(f)
After waiver	0.75%	(f)	3.04%	(f)
Portfolio turnover rate(g)	3%	(c)	54%	(c)

(a)	Class L inception date was April 7, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2045 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.29		$14.53	$12.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.39	0.15	0.13
Capital gain distributions received	–		0.24	0.03	0.01
Net realized and unrealized gain (loss)	0.89		(1.27)	1.76	2.88

Total Income (Loss) From Investment Operations	0.93		(0.64)	1.94	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.51)	(0.03)	(0.13)
From net realized gains	–		(0.09)	(0.27)	–

Total Distributions	(0.04)		(0.60)	(0.30)	(0.13)

NET ASSET VALUE, END OF PERIOD	$14.18		$13.29	$14.53	$12.89

TOTAL RETURN(b)	7.07%	(c)	(4.44%)	15.22%	30.28%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$22,022		$830	$270	$26
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	0.69%	(e)	2.90%	1.56%	2.38%	(e)
Portfolio turnover rate(f)	5%	(c)	68%	69%	15%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2045 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.27		$14.51	$12.89		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.39	0.12		0.13
Capital gain distributions received	–		0.25	0.03		0.01
Net realized and unrealized gain (loss)	0.89		(1.30)	1.77		2.88

Total Income (Loss) From Investment Operations	0.92		(0.66)	1.92		3.02

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.49)	(0.03)		(0.13)
From net realized gains	–		(0.09)	(0.27)		–

Total Distributions	(0.03)		(0.58)	(0.30)		(0.13)

NET ASSET VALUE, END OF PERIOD	$14.16		$13.27	$14.51		$12.89

TOTAL RETURN(b)	6.95%	(d)	(4.52%)	15.05%	(c)	30.28%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$4,279		$3,692	$897		$229
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.19%	(f)
Ratio of net investment income to average net assets	0.48%	(f)	2.61%
Before waiver	N/A		N/A	1.59%		4.64%	(f)
After waiver	N/A		N/A	1.59%		4.66%	(f)
Portfolio turnover rate(g)	5%	(d)	68%	69%		15%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2055 Portfolio I - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$12.63		$14.17	$12.71	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.86	0.17	0.16
Capital gain distributions received	–		0.23	0.03	0.01
Net realized and unrealized gain (loss)	0.78		(1.62)	1.64	2.67

Total Income (Loss) From Investment Operations	0.83		(0.53)	1.84	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.86)	(0.20)	(0.13)
From net realized gains	–		(0.15)	(0.18)	–

Total Distributions	(0.05)		(1.01)	(0.38)	(0.13)

NET ASSET VALUE, END OF PERIOD	$13.41		$12.63	$14.17	$12.71

TOTAL RETURN(b)	6.57%	(c)	(3.76%)	14.57%	28.44%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$6,625		$5,260	$4,790	$762
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	0.83%	(e)	1.78%	2.02%	3.91%	(e)
Portfolio turnover rate(f)	9%	(c)	65%	59%	20%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009 (a)
Maxim Lifetime 2055 Portfolio I - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$12.63		$14.19	$12.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.85	0.17		0.12
Capital gain distributions received	–		0.23	0.03		0.01
Net realized and unrealized gain (loss)	0.78		(1.63)	1.62		2.71

Total Income (Loss) From Investment Operations	0.82		(0.55)	1.82		2.84

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.86)	(0.16)		(0.13)
From net realized gains	–		(0.15)	(0.18)		–

Total Distributions	(0.04)		(1.01)	(0.34)		(0.13)

NET ASSET VALUE, END OF PERIOD	$13.41		$12.63	$14.19		$12.71

TOTAL RETURN(b)	6.61%	(d)	(3.98%)	14.44%	(c)	28.44%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$11,670		$8,008	$4,480		$1,113
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	0.75%	(f)	1.85%
Before waiver	N/A		N/A	1.74%		9.09%	(f)
After waiver	N/A		N/A	1.74%		9.11%	(f)
Portfolio turnover rate(g)	9%	(d)	65%	59%		20%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009 (a)
Maxim Lifetime 2055 Portfolio II - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.15		$14.50	$12.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.60	0.16	0.13
Capital gain distributions received	–		0.25	0.03	0.01
Net realized and unrealized gain (loss)	0.85		(1.50)	1.72	2.85

Total Income (Loss) From Investment Operations	0.89		(0.65)	1.91	2.99

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.59)	(0.17)	(0.13)
From net realized gains	–		(0.11)	(0.10)	–

Total Distributions	(0.04)		(0.70)	(0.27)	(0.13)

NET ASSET VALUE, END OF PERIOD	$14.00		$13.15	$14.50	$12.86

TOTAL RETURN(b)	6.85%	(c)	(4.52%)	14.96%	30.01%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$6,981		$3,242	$2,531	$167
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	0.75%	(e)	1.54%	2.01%	5.27%	(e)
Portfolio turnover rate(f)	9%	(c)	56%	50%	6%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009	(a)
Maxim Lifetime 2055 Portfolio II - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.10		$14.48	$12.84		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.60	0.15		0.13
Capital gain distributions received	–		0.25	0.03		0.01
Net realized and unrealized gain (loss)	0.85		(1.52)	1.71		2.83

Total Income (Loss) From Investment Operations	0.88		(0.67)	1.89		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.60)	(0.15)		(0.13)
From net realized gains	–		(0.11)	(0.10)		–

Total Distributions	(0.03)		(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF PERIOD	$13.95		$13.10	$14.48		$12.84

TOTAL RETURN(b)	6.75%	(d)	(4.60%)	14.81%	(c)	29.81%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$42,570		$29,645	$13,649		$1,320
Ratio of expenses to average net assets(e)	0.22%	(f)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(f)
After waiver	N/A		N/A	0.22%		0.21%	(f)
Ratio of net investment income to average net assets	0.56%	(f)	1.79%
Before waiver	N/A		N/A	1.89%		6.36%	(f)
After waiver	N/A		N/A	1.89%		6.36%	(f)
Portfolio turnover rate(g)	9%	(d)	56%	50%		6%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim Lifetime 2055 Portfolio II - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.65
Capital gain distributions received	–		0.16
Net realized and unrealized gain (loss)	0.53		(1.78)

Total Income (Loss) From Investment Operations	0.55		(0.97)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.65)
From net realized gains	–		(0.07)

Total Distributions	(0.04)		(0.72)

NET ASSET VALUE, END OF PERIOD	$8.82		$8.31

TOTAL RETURN(b)	6.58%	(c) (d)	(9.73%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$225		$60
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)	0.38%	(f)
After waiver	0.35%	(f)	0.35%	(f)
Ratio of net investment income to average net assets
Before waiver	0.52%	(f)	2.35%	(f)
After waiver	0.54%	(f)	2.37%	(f)
Portfolio turnover rate(g)	9%	(c)	56%	(c)

(a)	Class L inception date was April 7, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	(a)
Maxim Lifetime 2055 Portfolio III - Class T

NET ASSET VALUE, BEGINNING OF PERIOD	$13.41		$14.30	$12.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	–		0.19	0.16	0.14
Capital gain distributions received	–		0.26	0.03	0.01
Net realized and unrealized gain (loss)	0.93		(1.14)	1.74	2.90

Total Income (Loss) From Investment Operations	0.93		(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.17)	(0.14)	(0.14)
From net realized gains	–		(0.03)	(0.40)	–

Total Distributions	(0.04)		(0.20)	(0.54)	(0.14)

NET ASSET VALUE, END OF PERIOD	$14.30		$13.41	$14.30	$12.91

TOTAL RETURN(b)	6.91%	(c)	(4.80%)	15.04%	30.55%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,251		$88	$68	$31
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	0.12%	(e)
Ratio of net investment income to average net assets	0.68%	(e)	1.46%	0.81%	2.76%	(e)
Portfolio turnover rate(f)	9%	(c)	67%	224%	7%	(c)

(a)	Class T inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011		2010		2009	(a)
Maxim Lifetime 2055 Portfolio III - Class T1

NET ASSET VALUE, BEGINNING OF PERIOD	$13.38		$14.29		$12.91		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.20		0.14		0.14
Capital gain distributions received	–		0.25		0.03		0.01
Net realized and unrealized gain (loss)	0.88		(1.14)		1.76		2.90

Total Income (Loss) From Investment Operations	0.91		(0.69)		1.93		3.05

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.19)		(0.15)		(0.14)
From net realized gains	–		(0.03)		(0.40)		–

Total Distributions	(0.03)		(0.22)		(0.55)		(0.14)

NET ASSET VALUE, END OF PERIOD	$14.26		$13.38		$14.29		$12.91

TOTAL RETURN(b)	6.87%	(d) (c)	(4.89%)	(c)	15.05%	(c)	30.55%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$990		$746		$106		$28
Ratio of expenses to average net assets(e)
Before waiver	0.22%	(f)	0.22%		0.22%		0.22%	(f)
After waiver	0.22%	(f)	0.22%		0.19%		0.13%	(f)
Ratio of net investment income to average net assets
Before waiver	0.48%	(f)	2.67%		1.52%		2.29%	(f)
After waiver	0.48%	(f)	2.67%		1.55%		2.37%	(f)
Portfolio turnover rate(g)	9%	(d)	67%		224%		7%	(d)

(a)	Class T1 inception date was May 1, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

    See notes to financial statements.

    Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of the Portfolio. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Portfolios offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between levels as of the beginning of the reporting period.

Maxim Lifetime 2015 Portfolio I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$88,519,853	$—	$—	$88,519,853
Equity Mutual Funds	59,608,023	—	—	59,608,023
Money Market Fund	2,617,132	—	—	2,617,132
Fixed Interest Contract	—	—	6,793,330	6,793,330

Total Investments	$150,745,008	$0	$6,793,330	$157,538,338

Maxim Lifetime 2015 Portfolio II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$250,224,878	$—	$—	$250,224,878
Equity Mutual Funds	261,863,029	—	—	261,863,029
Money Market Fund	7,358,126	—	—	7,358,126
Fixed Interest Contract	—	—	19,199,784	19,199,784

Total Investments	$519,446,033	$0	$19,199,784	$538,645,817

Maxim Lifetime 2015 Portfolio III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$8,682,922	$—	$—	$8,682,922
Equity Mutual Funds	14,342,102	—	—	14,342,102
Money Market Fund	255,324	—	—	255,324
Fixed Interest Contract	—	—	666,839	666,839

Total Investments	$23,280,348	$0	$666,839	$23,947,187

Maxim Lifetime 2025 Portfolio I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$82,848,770	$—	$—	$82,848,770
Equity Mutual Funds	100,433,755	—	—	100,433,755
Money Market Fund	1,411,141	—	—	1,411,141
Fixed Interest Contract	—	—	3,695,746	3,695,746

Total Investments	$184,693,666	$0	$3,695,746	$188,389,412

Maxim Lifetime 2025 Portfolio II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$215,466,981	$—	$—	$215,466,981
Equity Mutual Funds	479,952,798	—	—	479,952,798
Money Market Fund	3,708,020	—	—	3,708,020
Fixed Interest Contract	—	—	9,588,114	9,588,114

Total Investments	$699,127,799	$0	$9,588,114	$708,715,913

Maxim Lifetime 2025 Portfolio III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$8,746,119	$—	$—	$8,746,119
Equity Mutual Funds	38,136,676	—	—	38,136,676
Money Market Fund	150,800	—	—	150,800
Fixed Interest Contract	—	—	391,256	391,256

Total Investments	$47,033,595	$0	$391,256	$47,424,851

Maxim Lifetime 2035 Portfolio I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$33,760,957	$—	$—	$33,760,957
Equity Mutual Funds	100,137,305	—	—	100,137,305
Money Market Fund	224,641	—	—	224,641
Fixed Interest Contract	—	—	568,276	568,276

Total Investments	$134,122,903	$0	$568,276	$134,691,179

Maxim Lifetime 2035 Portfolio II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$63,973,563	$—	$—	$63,973,563
Equity Mutual Funds	406,593,559	—	—	406,593,559
Money Market Fund	419,437	—	—	419,437
Fixed Interest Contract	—	—	1,072,228	1,072,228

Total Investments	$470,986,559	$0	$1,072,228	$472,058,787

Maxim Lifetime 2035 Portfolio III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,002,510	$—	$—	$3,002,510
Equity Mutual Funds	41,921,926	—	—	41,921,926
Money Market Fund	17,822	—	—	17,822
Fixed Interest Contract	—	—	49,024	49,024

Total Investments	$44,942,258	$0	$49,024	$44,991,282

Maxim Lifetime 2045 Portfolio I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$10,327,078	$—	$—	$10,327,078
Equity Mutual Funds	52,755,657	—	—	52,755,657

Total Investments	$63,082,735	$0	$0	$63,082,735

Maxim Lifetime 2045 Portfolio II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$19,294,226	$—	$—	$19,294,226
Equity Mutual Funds	204,011,741	—	—	204,011,741

Total Investments	$223,305,967	$0	$0	$223,305,967

Maxim Lifetime 2045 Portfolio III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,333,537	$—	$—	$1,333,537
Equity Mutual Funds	24,970,206	—	—	24,970,206

Total Investments	$26,303,743	$0	$0	$26,303,743

Maxim Lifetime 2055 Portfolio I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$2,731,725	$—	$—	$2,731,725
Equity Mutual Funds	15,565,870	—	—	15,565,870

Total Investments	$18,297,595	$0	$0	$18,297,595

Maxim Lifetime 2055 Portfolio II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,973,499	$—	$—	$3,973,499
Equity Mutual Funds	45,809,565	—	—	45,809,565

Total Investments	$49,783,064	$0	$0	$49,783,064

Maxim Lifetime 2055 Portfolio III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$111,659	$—	$—	$111,659
Equity Mutual Funds	2,129,868	—	—	2,129,868

Total Investments	$2,241,527	$0	$0	$2,241,527

The following is a reconciliation of change in Level 3 assets during the period ended June 29, 2012:

	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III
Beginning Balance, January 1, 2012	$4,804,960	$13,988,036	$267,384
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	52,563	145,747	5,219
Purchases	2,389,381	5,873,437	463,491
Sales	(453,574)	(807,436)	(69,255)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, June 29, 2012	$6,793,330	$19,199,784	$666,839

	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III
Beginning Balance, January 1, 2012	$2,736,996	$6,758,068	$127,710
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	28,457	72,490	3,009
Purchases	1,155,203	3,307,842	313,428
Sales	(224,910)	(550,286)	(52,891)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, June 29, 2012	$3,695,746	$9,588,114	$391,256

	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III
Beginning Balance, January 1, 2012	$436,335	$758,454	$13,245
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	4,524	8,160	368
Purchases	183,410	384,429	41,029
Sales	(55,993)	(78,815)	(5,618)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, June 29, 2012	$568,276	$1,072,228	$49,024

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Portfolios consider the credit risk input to be an unobservable input. As of June 29, 2012, the input to the internal model related to credit risk was not significant to the fair value measurement. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Portfolios may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2001. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolios adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Portfolios or the results of their operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Fund permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended June 29, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended June 29, 2012, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Lifetime 2015 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/ (Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	6,793,330	$4,804,960	$2,389,381	$453,574	$—	$52,563	$6,793,330
Maxim American Century Growth Portfolio Initial Class	270,362	2,027,014	1,014,928	312,201	28,322	6,203	2,925,318
Maxim Bond Index Portfolio Initial Class	1,574,194	15,588,784	7,760,428	1,519,788	37,274	224,530	21,991,496
Maxim Federated Bond Portfolio Initial Class	2,014,592	15,600,745	7,482,158	1,275,395	48,097	262,629	22,019,486
Maxim International Index Portfolio Initial Class	590,054	3,496,442	2,172,296	816,985	(98,842)	—	5,068,559
Maxim Invesco ADR Portfolio Initial Class	134,092	966,079	624,204	203,876	(26,357)	—	1,397,238
Maxim Janus Large Cap Growth Portfolio Initial Class	286,031	1,658,324	831,088	443,206	(106,943)	—	2,379,777
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	40,049	583,087	319,983	69,929	21,013	1,923	849,034
Maxim MFS International Growth Portfolio Initial Class	112,007	789,469	470,694	180,046	(7,359)	—	1,143,591
Maxim Money Market Portfolio	2,617,132	1,851,267	919,189	153,325	—	—	2,617,132
Maxim Putnam Equity Income Portfolio Initial Class	285,415	2,033,308	1,109,623	328,821	5,983	19,042	2,925,507
Maxim Putnam High Yield Bond Portfolio Initial Class	698,296	3,964,022	1,801,506	347,452	4,859	148,222	5,586,372
Maxim S&P 500® Index Portfolio Initial Class	863,223	7,377,158	3,698,720	961,838	210,821	66,037	10,626,275
Maxim S&P MidCap 400® Index Portfolio Initial Class	445,570	3,152,696	1,667,553	456,754	20,450	13,902	4,580,463
Maxim S&P SmallCap 600® Index Portfolio Initial Class	278,082	1,780,725	983,341	241,404	59,016	11,588	2,602,848
Maxim Short Duration Bond Portfolio Initial Class	400,782	2,955,238	1,432,443	246,577	983	36,251	4,176,149
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	157,002	1,657,359	866,506	232,392	30,841	22,447	2,394,286
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	45,560	551,747	286,168	84,747	2,023	—	795,478
Maxim Templeton Global Bond Portfolio Initial Class	575,147	3,806,397	1,777,268	324,330	6,439	53,669	5,440,890

					$236,620	$919,006	$106,313,229

Maxim Lifetime 2015 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	19,199,784	$13,988,036	$5,873,437	$807,436	$—	$145,747	$19,199,784
Maxim American Century Growth Portfolio Initial Class	1,249,558	9,663,387	3,952,433	976,581	90,296	28,229	13,520,217
Maxim Bond Index Portfolio Initial Class	4,453,675	45,572,409	19,732,969	3,561,268	131,691	614,221	62,217,833
Maxim Federated Bond Portfolio Initial Class	5,700,658	45,599,379	18,902,517	2,802,463	136,380	719,182	62,308,196
Maxim International Index Portfolio Initial Class	2,737,163	16,791,204	8,693,510	2,738,325	(345,771)	—	23,512,234
Maxim Invesco ADR Portfolio Initial Class	619,346	4,626,609	2,464,863	618,800	(83,883)	—	6,453,581
Maxim Janus Large Cap Growth Portfolio Initial Class	1,317,600	8,389,702	3,161,339	2,125,301	(539,027)	—	10,962,431
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	184,893	2,771,105	1,305,095	240,956	76,524	8,774	3,919,737
Maxim MFS International Growth Portfolio Initial Class	521,330	3,797,733	1,859,454	587,659	(26,310)	—	5,322,776
Maxim Money Market Portfolio	7,358,126	5,360,982	2,290,201	293,057	—	—	7,358,126
Maxim Putnam Equity Income Portfolio Initial Class	1,319,754	9,689,630	4,382,316	1,016,861	15,644	86,313	13,527,475
Maxim Putnam High Yield Bond Portfolio Initial Class	1,974,221	11,548,941	4,636,525	850,483	20,266	408,747	15,793,768
Maxim S&P 500® Index Portfolio Initial Class	4,001,664	35,203,496	14,307,165	2,726,839	671,378	299,909	49,260,484
Maxim S&P MidCap 400® Index Portfolio Initial Class	2,059,703	15,044,064	6,722,293	1,579,410	56,095	63,497	21,173,752
Maxim S&P SmallCap 600® Index Portfolio Initial Class	1,283,541	8,520,476	3,945,256	848,808	221,353	52,880	12,013,948
Maxim Short Duration Bond Portfolio Initial Class	1,136,470	8,636,539	3,602,950	492,908	6,634	99,680	11,842,017
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	726,289	7,910,559	3,360,934	664,589	112,278	101,907	11,075,907
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	210,928	2,685,788	1,108,479	298,548	7,735	—	3,682,808
Maxim Templeton Global Bond Portfolio Initial Class	1,620,420	11,100,044	4,502,826	776,568	883	148,365	15,329,174

					$552,166	$2,777,451	$368,474,248

Maxim Lifetime 2015 Portfolio III
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	666,839	$267,384	$463,491	$69,255	$—	$5,219	$666,839
Maxim American Century Growth Portfolio Initial Class	70,666	303,266	482,433	59,368	5,871	1,623	764,605
Maxim Bond Index Portfolio Initial Class	154,533	867,389	1,534,085	251,353	8,193	23,214	2,158,819
Maxim Federated Bond Portfolio Initial Class	197,618	867,421	1,503,047	223,448	6,500	26,974	2,159,966
Maxim International Index Portfolio Initial Class	154,768	525,149	934,738	146,114	(18,186)	—	1,329,456
Maxim Invesco ADR Portfolio Initial Class	35,087	144,894	264,235	35,412	(5,169)	—	365,609
Maxim Janus Large Cap Growth Portfolio Initial Class	74,977	268,720	395,751	122,833	(35,752)	—	623,812
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	10,367	86,303	144,949	14,943	840	499	219,783
Maxim MFS International Growth Portfolio Initial Class	29,225	118,078	203,360	32,153	(1,778)	—	298,392
Maxim Money Market Portfolio	255,324	102,380	178,662	25,718	—	—	255,324
Maxim Putnam Equity Income Portfolio Initial Class	74,705	304,138	515,094	67,301	956	4,983	765,724
Maxim Putnam High Yield Bond Portfolio Initial Class	68,620	220,731	365,146	51,214	(477)	14,468	548,956
Maxim S&P 500® Index Portfolio Initial Class	225,902	1,101,466	1,766,317	214,116	21,649	17,247	2,780,853
Maxim S&P MidCap 400® Index Portfolio Initial Class	116,596	472,484	776,637	81,017	3,895	3,646	1,198,603
Maxim S&P SmallCap 600® Index Portfolio Initial Class	72,870	268,612	453,323	57,321	1,881	3,037	682,061
Maxim Short Duration Bond Portfolio Initial Class	39,267	164,113	285,747	43,866	77	3,671	409,160
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	41,234	248,464	407,472	48,499	3,319	5,887	628,827
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	11,950	84,969	133,597	18,043	(951)	—	208,655
Maxim Templeton Global Bond Portfolio Initial Class	56,413	212,207	342,764	33,071	(1,394)	5,251	533,669

					$(10,526)	$115,719	$16,599,113

Maxim Lifetime 2025 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	3,695,746	$2,736,996	$1,155,203	$224,910	$—	$28,457	$3,695,746
Maxim American Century Growth Portfolio Initial Class	456,676	3,589,119	1,208,343	213,561	17,433	10,254	4,941,230
Maxim Bond Index Portfolio Initial Class	1,652,473	17,132,758	7,401,867	1,622,964	45,714	232,675	23,085,041
Maxim Federated Bond Portfolio Initial Class	2,114,897	17,148,051	7,046,521	1,303,310	55,226	272,058	23,115,823
Maxim International Index Portfolio Initial Class	1,176,719	7,301,230	3,313,679	841,085	(109,194)	—	10,108,017
Maxim Invesco ADR Portfolio Initial Class	265,877	2,006,479	973,216	198,982	(22,253)	—	2,770,434
Maxim Janus Large Cap Growth Portfolio Initial Class	483,176	2,934,690	993,799	367,809	(80,309)	—	4,020,023
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	80,827	1,235,165	468,633	50,697	15,103	3,808	1,713,525
Maxim MFS International Growth Portfolio Initial Class	223,281	1,643,905	697,834	177,011	(5,843)	—	2,279,704
Maxim Money Market Portfolio	1,411,141	1,045,082	448,139	82,080	—	—	1,411,141
Maxim Putnam Equity Income Portfolio Initial Class	481,585	3,600,884	1,371,775	231,868	1,031	31,440	4,936,247
Maxim Putnam High Yield Bond Portfolio Initial Class	730,348	4,318,904	1,623,867	277,151	6,583	151,584	5,842,785
Maxim S&P 500® Index Portfolio Initial Class	1,456,771	13,039,919	4,432,129	596,929	147,550	108,969	17,932,857
Maxim S&P MidCap 400® Index Portfolio Initial Class	751,531	5,584,183	2,040,203	293,866	8,678	23,034	7,725,735
Maxim S&P SmallCap 600® Index Portfolio Initial Class	565,503	3,795,563	1,454,090	196,951	46,629	23,101	5,293,113
Maxim Short Duration Bond Portfolio Initial Class	217,477	1,679,061	702,452	134,338	933	19,386	2,266,108
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	264,992	2,936,769	1,039,420	134,699	24,205	37,116	4,041,133
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	76,998	977,359	349,853	55,084	2,663	—	1,344,388
Maxim Templeton Global Bond Portfolio Initial Class	674,557	4,663,317	1,684,399	187,029	(93)	61,418	6,381,312

					$154,056	$1,003,300	$132,904,362

Maxim Lifetime 2025 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	9,588,114	$6,758,068	$3,307,842	$550,286	$—	$72,490	$9,588,114
Maxim American Century Growth Portfolio Initial Class	2,244,862	16,861,729	6,459,200	678,388	76,016	50,188	24,289,407
Maxim Bond Index Portfolio Initial Class	4,306,196	42,432,078	21,385,809	4,110,664	126,195	594,551	60,157,559
Maxim Federated Bond Portfolio Initial Class	5,505,438	42,435,011	20,285,791	3,110,708	139,076	694,726	60,174,439
Maxim International Index Portfolio Initial Class	5,799,665	34,376,564	16,707,031	2,393,518	(289,479)	—	49,819,125
Maxim Invesco ADR Portfolio Initial Class	1,310,874	9,451,966	4,936,086	571,197	(74,251)	—	13,659,309
Maxim Janus Large Cap Growth Portfolio Initial Class	2,385,054	14,074,181	5,088,464	1,365,870	(278,818)	—	19,843,647
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	400,660	5,833,313	2,540,908	172,759	49,970	18,799	8,493,993
Maxim MFS International Growth Portfolio Initial Class	1,095,652	7,712,030	3,530,442	542,092	(19,426)	—	11,186,604
Maxim Money Market Portfolio	3,708,020	2,614,208	1,293,500	199,688	—	—	3,708,020
Maxim Putnam Equity Income Portfolio Initial Class	2,370,582	16,905,191	7,220,342	661,528	20,644	153,442	24,298,467
Maxim Putnam High Yield Bond Portfolio Initial Class	1,898,921	10,673,238	4,740,728	665,462	12,705	389,253	15,191,363
Maxim S&P 500® Index Portfolio Initial Class	7,175,163	61,256,727	23,925,260	2,078,595	345,038	532,632	88,326,254
Maxim S&P MidCap 400® Index Portfolio Initial Class	3,707,690	26,295,418	10,885,817	860,472	43,744	113,428	38,115,050
Maxim S&P SmallCap 600® Index Portfolio Initial Class	2,793,826	17,885,863	7,831,713	775,977	114,899	113,698	26,150,212
Maxim Short Duration Bond Portfolio Initial Class	564,374	4,144,584	2,006,494	318,308	1,889	49,406	5,880,778
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,311,289	13,834,693	5,637,525	404,622	99,502	181,886	19,997,160
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	381,495	4,648,797	1,825,305	145,449	11,866	—	6,660,903
Maxim Templeton Global Bond Portfolio Initial Class	1,746,897	11,545,978	4,960,431	497,687	11,428	157,679	16,525,643

					$390,998	$3,122,178	$502,066,047

Maxim Lifetime 2025 Portfolio III
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	391,256	$127,710	$313,428	$52,891	$	—	$3,009	$391,256
Maxim American Century Growth Portfolio Initial Class	181,183	640,786	1,417,793	180,690		16,576	4,115	1,960,396
Maxim Bond Index Portfolio Initial Class	174,894	798,150	1,997,261	359,498		10,600	26,165	2,443,271
Maxim Federated Bond Portfolio Initial Class	223,594	798,242	1,964,999	328,627		9,524	30,348	2,443,884
Maxim International Index Portfolio Initial Class	467,956	1,302,136	3,093,612	382,450		(53,237)	—	4,019,740
Maxim Invesco ADR Portfolio Initial Class	105,931	358,490	873,967	93,089		(15,432)	—	1,103,796
Maxim Janus Large Cap Growth Portfolio Initial Class	192,652	549,237	1,149,368	279,977		(79,076)	—	1,602,869
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	32,311	221,673	514,525	57,488		1,376	1,534	684,993
Maxim MFS International Growth Portfolio Initial Class	88,492	293,962	683,076	93,645		(6,739)	—	903,508
Maxim Money Market Portfolio	150,800	49,229	121,138	19,568		—	—	150,800
Maxim Putnam Equity Income Portfolio Initial Class	192,155	643,327	1,459,588	156,224		760	12,617	1,969,589
Maxim Putnam High Yield Bond Portfolio Initial Class	76,942	200,698	477,060	76,990		(1,147)	15,918	615,534
Maxim S&P 500® Index Portfolio Initial Class	579,955	2,327,694	5,114,655	614,736		31,913	43,683	7,139,247
Maxim S&P MidCap 400® Index Portfolio Initial Class	299,254	1,000,572	2,271,890	251,953		7,315	9,269	3,076,327
Maxim S&P SmallCap 600® Index Portfolio Initial Class	226,718	682,591	1,596,970	198,976		(590)	9,300	2,122,080
Maxim Short Duration Bond Portfolio Initial Class	23,079	78,499	192,996	32,576		207	2,139	240,482
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	106,243	526,722	1,168,057	128,832		670	14,958	1,620,204
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	30,803	177,494	396,317	53,811		(3,532)	—	537,817
Maxim Templeton Global Bond Portfolio Initial Class	70,808	217,068	507,232	67,335		(3,347)	6,460	669,843

					$	(84,159)	$179,515	$33,695,636

Maxim Lifetime 2035 Portfolio I
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	568,276	$436,335	$183,410	$55,993	$—	$4,524	$568,276
Maxim American Century Growth Portfolio Initial Class	441,503	3,590,073	1,033,761	200,833	19,985	9,943	4,777,062
Maxim Bond Index Portfolio Initial Class	734,079	7,895,073	3,342,009	1,062,002	22,194	106,149	10,255,081
Maxim Federated Bond Portfolio Initial Class	939,178	7,896,677	3,179,952	907,133	34,425	123,700	10,265,220
Maxim International Index Portfolio Initial Class	1,326,167	8,518,344	3,398,852	868,378	(102,174)	—	11,391,772
Maxim Invesco ADR Portfolio Initial Class	300,263	2,345,252	1,008,167	199,719	(18,698)	—	3,128,739
Maxim Janus Large Cap Growth Portfolio Initial Class	468,078	2,942,737	826,371	316,685	(64,226)	—	3,894,414
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	92,658	1,468,633	498,985	69,248	23,254	4,387	1,964,341
Maxim MFS International Growth Portfolio Initial Class	251,376	1,915,614	718,223	189,782	1,115	—	2,566,549
Maxim Money Market Portfolio	224,641	172,479	72,664	20,502	—	—	224,641
Maxim Putnam Equity Income Portfolio Initial Class	464,901	3,603,790	1,199,620	227,129	3,144	30,448	4,765,238
Maxim Putnam High Yield Bond Portfolio Initial Class	323,557	1,982,910	727,661	201,308	6,447	67,414	2,588,460
Maxim S&P 500® Index Portfolio Initial Class	1,413,493	13,107,143	3,792,016	562,852	134,101	106,111	17,400,099
Maxim S&P MidCap 400® Index Portfolio Initial Class	725,932	5,590,385	1,802,718	320,849	15,266	22,346	7,462,587
Maxim S&P SmallCap 600® Index Portfolio Initial Class	646,425	4,500,123	1,559,994	271,976	74,565	26,541	6,050,537
Maxim Short Duration Bond Portfolio Initial Class	34,243	274,047	112,487	33,115	(77)	3,107	356,809
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	255,939	2,939,608	897,493	130,124	24,496	35,968	3,903,069
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	74,185	974,683	309,537	59,657	3,983	—	1,295,272
Maxim Templeton Global Bond Portfolio Initial Class	325,542	2,332,897	773,145	136,394	(2,588)	29,746	3,079,625

					$175,212	$570,384	$95,937,791

Maxim Lifetime 2035 Portfolio II
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	1,072,228	$758,454	$384,429	$78,815	$—	$8,160	$1,072,228
Maxim American Century Growth Portfolio Initial Class	1,813,478	13,704,560	5,008,534	456,008	45,916	40,484	19,621,829
Maxim Bond Index Portfolio Initial Class	1,392,290	13,769,180	7,163,671	1,652,227	17,531	193,780	19,450,291
Maxim Federated Bond Portfolio Initial Class	1,780,068	13,770,217	6,820,532	1,330,176	34,659	226,179	19,456,144
Maxim International Index Portfolio Initial Class	5,453,359	32,565,109	15,036,435	1,773,143	(216,461)	—	46,844,353
Maxim Invesco ADR Portfolio Initial Class	1,233,824	8,964,511	4,486,957	427,556	(50,889)	—	12,856,440
Maxim Janus Large Cap Growth Portfolio Initial Class	1,923,477	11,335,734	3,829,169	825,960	(228,915)	—	16,003,328
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	379,693	5,573,798	2,322,487	146,660	29,061	17,821	8,049,500
Maxim MFS International Growth Portfolio Initial Class	1,034,817	7,330,990	3,142,375	366,292	(10,195)	—	10,565,483
Maxim Money Market Portfolio	419,437	296,764	152,386	29,712	—	—	419,437
Maxim Putnam Equity Income Portfolio Initial Class	1,913,901	13,727,817	5,581,571	381,130	6,759	123,815	19,617,488
Maxim Putnam High Yield Bond Portfolio Initial Class	614,644	3,466,170	1,558,365	246,088	10,348	125,659	4,917,149
Maxim S&P 500® Index Portfolio Initial Class	5,789,276	49,746,872	18,463,310	1,248,762	227,314	429,324	71,265,990
Maxim S&P MidCap 400® Index Portfolio Initial Class	2,989,631	21,359,195	8,367,263	474,312	22,614	91,437	30,733,410
Maxim S&P SmallCap 600® Index Portfolio Initial Class	2,664,415	17,175,963	7,206,780	612,840	104,198	108,510	24,938,927
Maxim Short Duration Bond Portfolio Initial Class	62,654	461,726	233,000	47,752	(257)	5,509	652,860
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,055,390	11,217,456	4,312,127	221,953	47,732	146,400	16,094,697
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	307,353	3,755,093	1,443,455	104,107	8,727	—	5,366,387
Maxim Templeton Global Bond Portfolio Initial Class	615,584	4,088,165	1,718,066	167,177	3,273	55,493	5,823,424

					$51,415	$1,572,571	$333,749,365

Maxim Lifetime 2035 Portfolio III

Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	49,024	$13,245	$41,029	$5,618	$—	$368	$49,024
Maxim American Century Growth Portfolio Initial Class	187,635	546,430	1,493,103	96,073	9,544	4,256	2,030,211
Maxim Bond Index Portfolio Initial Class	65,430	247,036	785,449	122,505	2,439	9,674	914,047
Maxim Federated Bond Portfolio Initial Class	83,660	247,046	770,908	107,814	2,331	11,236	914,403
Maxim International Index Portfolio Initial Class	564,710	1,295,644	3,895,887	326,019	(41,401)	—	4,850,862
Maxim Invesco ADR Portfolio Initial Class	127,711	356,307	1,096,208	73,266	(11,288)	—	1,330,751
Maxim Janus Large Cap Growth Portfolio Initial Class	198,924	449,003	1,235,264	174,955	(44,818)	—	1,655,051
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	39,547	223,736	639,298	29,298	2,967	1,877	838,403
Maxim MFS International Growth Portfolio Initial Class	106,551	291,118	850,811	73,567	(4,659)	—	1,087,889
Maxim Money Market Portfolio	17,822	4,816	14,976	1,971	—	—	17,822
Maxim Putnam Equity Income Portfolio Initial Class	198,748	547,140	1,561,078	90,988	1,870	13,077	2,037,171
Maxim Putnam High Yield Bond Portfolio Initial Class	28,547	61,465	184,664	22,322	109	5,902	228,377
Maxim S&P 500® Index Portfolio Initial Class	602,894	1,992,449	5,453,418	326,481	38,652	45,471	7,421,622
Maxim S&P MidCap 400® Index Portfolio Initial Class	309,224	851,000	2,392,231	115,022	5,760	9,562	3,178,818
Maxim S&P SmallCap 600® Index Portfolio Initial Class	276,919	686,254	1,982,719	114,891	6,400	11,363	2,591,959
Maxim Short Duration Bond Portfolio Initial Class	2,995	8,430	26,198	3,618	23	275	31,205
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	109,516	446,804	1,231,632	57,423	4,028	15,442	1,670,115
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	31,789	149,340	416,762	25,373	(1,038)	—	555,029
Maxim Templeton Global Bond Portfolio Initial Class	28,973	73,431	216,029	19,825	(927)	2,646	274,084

					$(30,008)	$131,149	$31,676,843

Maxim Lifetime 2045 Portfolio I

Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012
Maxim American Century Growth Portfolio Initial Class	217,701	$1,730,720	$534,476	$83,283	$8,164	$4,812	$2,355,530
Maxim Bond Index Portfolio Initial Class	232,833	2,426,354	1,152,775	352,321	5,139	32,912	3,252,680
Maxim Federated Bond Portfolio Initial Class	297,678	2,426,998	1,100,240	303,856	9,493	38,330	3,253,624
Maxim International Index Portfolio Initial Class	756,651	4,764,616	1,952,315	398,575	(48,345)	—	6,499,628
Maxim Invesco ADR Portfolio Initial Class	171,058	1,309,587	589,333	101,101	(9,532)	—	1,782,427
Maxim Janus Large Cap Growth Portfolio Initial Class	231,483	1,419,390	424,675	129,680	(27,775)	—	1,925,935
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	53,032	822,665	293,953	31,903	10,614	2,473	1,124,271
Maxim MFS International Growth Portfolio Initial Class	143,355	1,070,330	410,306	85,865	58	—	1,463,659
Maxim Putnam Equity Income Portfolio Initial Class	229,477	1,733,223	610,707	83,460	1,385	14,700	2,352,143
Maxim Putnam High Yield Bond Portfolio Initial Class	102,171	608,641	250,300	64,177	3,760	20,775	817,367
Maxim S&P 500® Index Portfolio Initial Class	696,513	6,305,621	1,962,304	225,227	49,624	51,152	8,574,072
Maxim S&P MidCap 400® Index Portfolio Initial Class	357,944	2,698,332	904,138	113,736	5,333	10,885	3,679,668
Maxim S&P SmallCap 600® Index Portfolio Initial Class	371,504	2,529,882	918,410	127,107	33,767	15,009	3,477,274
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	126,439	1,417,826	461,772	49,449	9,362	17,406	1,928,201
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	36,796	472,572	155,421	20,473	1,472	—	642,454
Maxim Templeton Global Bond Portfolio Initial Class	115,391	806,362	304,563	55,697	921	10,314	1,091,601

					$53,440	$218,768	$44,220,534

Maxim Lifetime 2045 Portfolio II

Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012
Maxim American Century Growth Portfolio Initial Class	847,740	$5,894,636	$2,864,682	$180,210	$15,535	$18,779	$9,172,553
Maxim Bond Index Portfolio Initial Class	435,811	3,948,102	2,583,907	496,148	4,937	59,744	6,088,282
Maxim Federated Bond Portfolio Initial Class	557,129	3,948,622	2,480,798	401,438	6,181	69,771	6,089,421
Maxim International Index Portfolio Initial Class	2,942,006	16,198,963	9,444,424	787,455	(92,896)	—	25,271,831
Maxim Invesco ADR Portfolio Initial Class	666,161	4,464,375	2,776,505	178,128	(22,162)	—	6,941,397
Maxim Janus Large Cap Growth Portfolio Initial Class	900,286	5,051,297	2,244,712	588,557	(146,731)	—	7,490,382
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	206,602	2,800,180	1,472,691	42,828	8,075	9,635	4,379,968
Maxim MFS International Growth Portfolio Initial Class	556,522	3,633,419	1,980,002	150,898	(7,313)	—	5,682,087
Maxim Putnam Equity Income Portfolio Initial Class	894,847	5,900,395	3,160,202	171,280	2,990	57,527	9,172,183
Maxim Putnam High Yield Bond Portfolio Initial Class	191,421	990,561	586,354	84,430	4,305	38,809	1,531,370
Maxim S&P 500® Index Portfolio Initial Class	2,704,574	21,386,737	10,560,679	542,987	88,700	199,207	33,293,304
Maxim S&P MidCap 400® Index Portfolio Initial Class	1,394,177	9,184,244	4,688,484	161,963	5,750	42,341	14,332,139
Maxim S&P SmallCap 600® Index Portfolio Initial Class	1,444,437	8,607,924	4,492,856	175,323	29,700	58,424	13,519,930
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	492,972	4,824,292	2,451,596	101,233	17,456	68,022	7,517,818
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	142,840	1,611,486	797,500	30,822	1,951	—	2,493,981
Maxim Templeton Global Bond Portfolio Initial Class	213,883	1,304,945	720,488	59,512	1,706	19,133	2,023,334

					$(81,816)	$641,392	$154,999,980

Maxim Lifetime 2045 Portfolio III

Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012
Maxim American Century Growth Portfolio Initial Class	103,636	$193,142	$929,226	$39,193	$3,923	$2,345	$1,121,338
Maxim Bond Index Portfolio Initial Class	30,066	72,687	398,136	52,568	845	4,388	420,015
Maxim Federated Bond Portfolio Initial Class	38,441	72,696	392,642	46,481	968	5,103	420,164
Maxim International Index Portfolio Initial Class	360,637	530,717	2,752,349	140,096	(19,434)	—	3,097,872
Maxim Invesco ADR Portfolio Initial Class	81,672	146,272	776,861	32,166	(5,253)	—	851,026
Maxim Janus Large Cap Growth Portfolio Initial Class	110,048	170,204	760,739	78,517	(16,860)	—	915,598
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	25,352	91,708	459,204	12,774	318	1,201	537,470
Maxim MFS International Growth Portfolio Initial Class	68,154	119,330	602,070	29,814	(2,471)	—	695,854
Maxim Putnam Equity Income Portfolio Initial Class	109,734	193,270	956,879	27,969	560	7,186	1,124,770
Maxim Putnam High Yield Bond Portfolio Initial Class	13,093	18,067	95,069	9,706	380	2,700	104,746
Maxim S&P 500® Index Portfolio Initial Class	332,353	702,687	3,358,593	118,855	10,423	24,959	4,091,267
Maxim S&P MidCap 400® Index Portfolio Initial Class	171,093	301,136	1,488,909	42,725	1,662	5,280	1,758,837
Maxim S&P SmallCap 600® Index Portfolio Initial Class	178,253	282,790	1,422,841	48,784	(55)	7,297	1,668,446
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	60,514	158,100	763,178	21,169	658	8,500	922,835
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	17,535	53,477	257,180	9,412	(587)	—	306,170
Maxim Templeton Global Bond Portfolio Initial Class	14,991	24,355	125,900	9,678	(278)	1,365	141,816

					$(25,201)	$70,324	$18,178,224

Maxim Lifetime 2055 Portfolio I
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012
Maxim American Century Growth Portfolio Initial Class	59,303	$465,351	$178,986	$45,887	$3,645	$1,333	$641,657
Maxim Bond Index Portfolio Initial Class	59,017	603,004	341,039	126,693	1,372	8,292	824,468
Maxim Federated Bond Portfolio Initial Class	75,456	603,081	328,461	115,021	2,168	9,672	824,733
Maxim International Index Portfolio Initial Class	237,148	1,478,192	680,592	175,841	(23,600)	—	2,037,100
Maxim Invesco ADR Portfolio Initial Class	53,761	407,723	199,610	40,474	(4,417)	—	560,191
Maxim Janus Large Cap Growth Portfolio Initial Class	63,007	383,280	142,917	63,744	(14,068)	—	524,221
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	16,671	254,933	106,765	17,803	5,061	791	353,427
Maxim MFS International Growth Portfolio Initial Class	44,889	332,269	141,606	35,282	(757)	—	458,315
Maxim Putnam Equity Income Portfolio Initial Class	62,620	466,367	198,750	45,841	(10)	4,069	641,853
Maxim Putnam High Yield Bond Portfolio Initial Class	25,916	151,848	77,159	27,045	1,253	5,310	207,329
Maxim S&P 500® Index Portfolio Initial Class	189,838	1,695,741	658,085	137,211	29,805	14,152	2,336,912
Maxim S&P MidCap 400® Index Portfolio Initial Class	97,705	726,303	299,922	69,672	2,332	3,018	1,004,403
Maxim S&P SmallCap 600® Index Portfolio Initial Class	116,869	786,289	329,178	63,627	14,449	4,799	1,093,898
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	34,514	381,462	153,677	30,759	5,539	4,818	526,338
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	10,027	127,578	51,602	12,688	744	—	175,068
Maxim Templeton Global Bond Portfolio Initial Class	35,280	242,982	113,470	33,871	(447)	3,185	333,753

					$23,069	$59,439	$12,543,666

Maxim Lifetime 2055 Portfolio II
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012
Maxim American Century Growth Portfolio Initial Class	176,085	$1,258,496	$660,219	$125,048	$9,869	$3,865	$1,905,243
Maxim Bond Index Portfolio Initial Class	85,911	796,614	575,690	177,737	6,245	11,502	1,200,179
Maxim Federated Bond Portfolio Initial Class	109,838	796,693	558,265	163,304	4,556	13,440	1,200,527
Maxim International Index Portfolio Initial Class	698,770	3,970,325	2,469,513	580,833	(82,803)	—	6,002,431
Maxim Invesco ADR Portfolio Initial Class	158,205	1,091,345	716,615	142,825	(21,763)	—	1,648,492
Maxim Janus Large Cap Growth Portfolio Initial Class	187,022	1,069,911	518,405	208,846	(48,972)	—	1,556,026
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	49,328	689,569	374,441	42,958	11,626	2,288	1,045,762
Maxim MFS International Growth Portfolio Initial Class	132,181	892,298	521,873	116,703	(5,555)	—	1,349,567
Maxim Putnam Equity Income Portfolio Initial Class	185,937	1,258,944	729,641	138,412	(793)	11,804	1,905,854
Maxim Putnam High Yield Bond Portfolio Initial Class	37,858	200,798	134,938	41,201	94	7,533	302,864
Maxim S&P 500® Index Portfolio Initial Class	564,748	4,590,047	2,470,455	414,725	88,687	41,165	6,952,041
Maxim S&P MidCap 400® Index Portfolio Initial Class	289,176	1,961,583	1,036,155	146,188	4,072	8,707	2,972,732
Maxim S&P SmallCap 600® Index Portfolio Initial Class	343,792	2,119,186	1,122,549	139,770	29,998	13,875	3,217,896
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	102,191	1,028,718	565,809	94,771	12,580	13,968	1,558,419
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	29,634	342,132	183,573	31,124	617	—	517,406
Maxim Templeton Global Bond Portfolio Initial Class	50,975	319,117	200,134	52,680	(2,097)	4,488	482,229

					$6,361	$132,635	$33,817,668

Maxim Lifetime 2055 Portfolio III

Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012

Maxim American Century Growth Portfolio Initial Class	8,187	$32,909	$56,928	$4,762	$389	$178	$88,579
Maxim Bond Index Portfolio Initial Class	2,410	12,598	25,569	4,596	165	326	33,668
Maxim Federated Bond Portfolio Initial Class	3,081	12,601	25,044	4,118	102	381	33,674
Maxim International Index Portfolio Initial Class	32,604	104,246	196,811	22,074	(3,343)	—	280,072
Maxim Invesco ADR Portfolio Initial Class	7,386	28,720	55,648	5,458	(1,092)	—	76,959
Maxim Janus Large Cap Growth Portfolio Initial Class	8,704	27,855	46,902	9,487	(2,933)	—	72,415
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	2,293	18,005	33,292	3,288	27	105	48,610
Maxim MFS International Growth Portfolio Initial Class	6,164	23,376	42,785	4,491	(377)	—	62,936
Maxim Putnam Equity Income Portfolio Initial Class	8,644	32,932	59,817	5,212	(36)	545	88,603
Maxim Putnam High Yield Bond Portfolio Initial Class	1,061	3,170	6,080	965	(38)	211	8,484
Maxim S&P 500® Index Portfolio Initial Class	26,233	119,889	207,698	17,734	629	1,896	322,926
Maxim S&P MidCap 400® Index Portfolio Initial Class	13,464	51,351	93,389	8,895	207	402	138,411
Maxim S&P SmallCap 600® Index Portfolio Initial Class	16,036	55,333	102,060	10,769	(192)	638	150,098
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	4,757	26,935	47,682	4,404	(98)	645	72,546
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,384	8,990	16,052	1,609	(129)	—	24,164
Maxim Templeton Global Bond Portfolio Initial Class	1,442	5,082	9,375	1,078	(64)	127	13,641

					$(6,783)	$5,454	$1,515,786

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Lifetime 2015 Portfolio I	$55,589,205	$13,792,488
Maxim Lifetime 2015 Portfolio II	167,468,585	38,345,624
Maxim Lifetime 2015 Portfolio III	16,076,679	2,331,519
Maxim Lifetime 2025 Portfolio I	54,044,720	10,692,608
Maxim Lifetime 2025 Portfolio II	216,597,965	29,541,147
Maxim Lifetime 2025 Portfolio III	35,701,734	4,833,330
Maxim Lifetime 2035 Portfolio I	35,344,492	8,426,381
Maxim Lifetime 2035 Portfolio II	137,021,160	15,585,375
Maxim Lifetime 2035 Portfolio III	34,603,873	2,613,611
Maxim Lifetime 2045 Portfolio I	17,016,175	3,269,932
Maxim Lifetime 2045 Portfolio II	76,518,172	5,917,167
Maxim Lifetime 2045 Portfolio III	22,570,208	1,072,934
Maxim Lifetime 2055 Portfolio I	5,811,800	1,559,156
Maxim Lifetime 2055 Portfolio II	18,808,853	3,860,931
Maxim Lifetime 2055 Portfolio III	1,514,969	151,144

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 29, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)

Maxim Lifetime 2015 Portfolio I	$155,721,723	$4,565,980	$(2,749,365)	$1,816,615
Maxim Lifetime 2015 Portfolio II	531,793,498	17,470,534	(10,618,215)	6,852,319
Maxim Lifetime 2015 Portfolio III	23,629,104	623,196	(305,113)	318,083
Maxim Lifetime 2025 Portfolio I	186,271,539	6,524,746	(4,406,873)	2,117,873
Maxim Lifetime 2025 Portfolio II	702,522,260	25,491,969	(19,298,316)	6,193,653
Maxim Lifetime 2025 Portfolio III	47,250,020	1,027,013	(852,182)	174,831
Maxim Lifetime 2035 Portfolio I	133,970,229	5,170,775	(4,449,825)	720,950
Maxim Lifetime 2035 Portfolio II	470,193,456	18,336,242	(16,470,911)	1,865,331
Maxim Lifetime 2035 Portfolio III	44,420,813	1,263,345	(692,876)	570,469
Maxim Lifetime 2045 Portfolio I	62,885,787	2,496,223	(2,299,275)	196,948
Maxim Lifetime 2045 Portfolio II	223,775,731	7,824,570	(8,294,334)	(469,764)
Maxim Lifetime 2045 Portfolio III	26,126,780	607,475	(430,512)	176,963
Maxim Lifetime 2055 Portfolio I	18,449,920	587,101	(739,426)	(152,325)
Maxim Lifetime 2055 Portfolio II	50,322,751	1,488,968	(2,028,655)	(539,687)
Maxim Lifetime 2055 Portfolio III	2,264,235	45,870	(68,578)	(22,708)

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Maxim Lifetime 2015 Portfolio I, Maxim Lifetime 2015 Portfolio II, Maxim Lifetime 2015 Portfolio III, Maxim Lifetime 2025 Portfolio I, Maxim Lifetime 2025 Portfolio II, Maxim Lifetime 2025 Portfolio III, Maxim Lifetime 2035 Portfolio I, Maxim Lifetime 2035 Portfolio II, Maxim Lifetime 2035 Portfolio III, Maxim Lifetime 2045 Portfolio I, Maxim Lifetime 2045 Portfolio II, Maxim Lifetime 2045 Portfolio III, Maxim Lifetime 2055 Portfolio I, Maxim Lifetime 2055 Portfolio II and Maxim Lifetime 2055 Portfolio III (collectively, the “Portfolios”) in accordance with their investment objectives, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well as the MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM.

Investment Performance

The Board considered the investment performance of the Portfolios. The Board reviewed performance information for the Class T Shares of the Portfolios as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the fourth quarter, one-year and since inception (May 2009) periods ended December 31, 2011, calendar year returns for the two-year period ended December 31, 2011, and risk-adjusted performance measures. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolios, the Board noted how each Portfolio performed relative to the returns of the applicable benchmarks and peer groups.

With respect to the Maxim Lifetime 2015 I, II and III Portfolios, Maxim Lifetime 2025 I and II Portfolios, Maxim Lifetime 2035 I and II Portfolios and Maxim Lifetime 2045 I Portfolio, the Portfolios outperformed their peer groups for the annualized one-year period. With respect to the Maxim Lifetime 2025 III Portfolio, Maxim Lifetime 2035 III Portfolio, Maxim Lifetime 2045 II and III Portfolios and Maxim Lifetime 2055 I, II and III Portfolios, the Portfolios underperformed their peer groups for the annualized one-year period. The Board determined that it was satisfied with the investment performance of the Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios. In evaluating the management fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category. The Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios were at the higher end in comparison to the similar funds. With respect to the Class T Shares of the Portfolios, the Board further noted that the expense ratios were lower than or equal to the median expense ratio for the applicable Morningstar fund category. With respect to the Class T1 and Class L Shares of the Portfolios, the Board noted that the expense ratios were generally slightly higher than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolios, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolios as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolios are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

Date:       August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

Date:       August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers Chief Financial Officer and Treasurer

Date:       August 28, 2012